SCHWAB

MONEY FUNDS


          December 31, 2001

          ANNUAL REPORT


          SCHWAB MONEY MARKET FUND

          SCHWAB GOVERNMENT MONEY FUND

          SCHWAB U.S. TREASURY MONEY FUND

          SCHWAB VALUE ADVANTAGE MONEY FUND(R)

                                                           [CHARLES SCHWAB LOGO]

[PHOTO OF CHARLES SCHWAB]

Dear Shareholder,

The events of September 11, 2001 will weigh on our minds for years to come. Amid the nation's uncertainties, a few things remain clear. We must continue to reach out and help the distressed, offer support, and take steps to rebuild and create the best possible future for generations to come.

It's also clear that America remains strong, as do its institutions. While the nation's financial system has been deeply affected, the system's foundation is strong.

The message for investors remains consistent: the basic rules of investing still apply. Just as in the past, a long-term strategy and a diversified portfolio are still the most important factors in pursuing your financial goals.

By investing in SchwabFunds(R), you have already taken an important step in building a portfolio that can help you achieve your financial goals. Thank you for the trust you've placed in SchwabFunds.


Sincerely,

/s/ Charles Schwab
------------------
Charles Schwab



SCHWAB
Money Funds

ANNUAL REPORT
January 1, 2001 - December 31, 2001

     2     Market Overview

     6     Schwab Money Market Fund

    23     Schwab Government Money Fund

    32     Schwab U.S. Treasury Money Fund

    40     Schwab Value Advantage Money Fund(R)

    57     Financial Notes

    61     Fund Trustees

           ---------------------------------------------------------------------

    64     HOW TO READ THIS REPORT

           An illustrated guide to the financials, along with a glossary.

--------------------------------------------------------------------------------
Subject to SEC approval, all SchwabFunds may soon be able to borrow from, and lend to, each other. This should allow the SchwabFunds to lower borrowing costs and earn more interest than they otherwise would.
--------------------------------------------------------------------------------

SchwabFunds(R) offers two basic types of money fund investments, each designed with a particular use in mind.


SWEEP INVESTMENTS(TM) For your day-to-day cash needs

A Sweep Investment can serve as the primary sweep money fund for your Schwab account.


VALUE ADVANTAGE INVESTMENTS(R) For your larger, longer-term cash balances

Higher balance requirements and policies designed to discourage frequent transactions make Value Advantage Investments appropriate for money you don't need to access frequently. While their features can help minimize fund expenses--which in turn can mean higher returns for investors--Value Advantage Investments cannot be used as sweep funds.


                                                     SWEEP       VALUE ADVANTAGE
                                                   INVESTMENTS    INVESTMENTS
TAXABLE MONEY FUNDS
---------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND                               o
---------------------------------------------------------------------------------
SCHWAB GOVERNMENT MONEY FUND                           o
---------------------------------------------------------------------------------
SCHWAB U.S. TREASURY MONEY FUND                        o
---------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(R)                                 o
---------------------------------------------------------------------------------

MUNICIPAL MONEY FUNDS
---------------------------------------------------------------------------------
SCHWAB MUNICIPAL MONEY FUND                            o             o
---------------------------------------------------------------------------------
SCHWAB CALIFORNIA MUNICIPAL MONEY FUND                 o             o
---------------------------------------------------------------------------------
SCHWAB FLORIDA MUNICIPAL MONEY FUND                    o
---------------------------------------------------------------------------------
SCHWAB NEW JERSEY MUNICIPAL MONEY FUND                 o
---------------------------------------------------------------------------------
SCHWAB NEW YORK MUNICIPAL MONEY FUND                   o             o
---------------------------------------------------------------------------------
SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND               o
---------------------------------------------------------------------------------


For more complete information on SchwabFunds, including fees and expenses, call 800-435-4000 to obtain a prospectus or go to www.schwab.com/schwabfunds. Please read the prospectus carefully before investing. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money.

MARKET OVERVIEW

ECONOMY FLAGS, EVEN BEFORE 9/11; FED CUTS INTEREST RATES 11 TIMES.


[PHOTO OF MAN AND WOMAN]

After ten years of nearly nonstop growth, the U.S. economy fell into a recession in 2001. Although Gross Domestic Product (GDP) remained positive until the third quarter, the National Bureau of Economic Research, a widely recognized independent panel, later determined that the recession had begun as early as March.

Stocks, which were already well below their all-time highs as the year began, continued to flounder, and, for the most part, ended 2001 down significantly.

Responding to economic and market weakness, the Federal Reserve Board (the Fed) lowered interest rates aggressively throughout the year, reducing the benchmark Fed Funds Rate from 6.50% to 1.75%. Because the main effects of a rate cut typically are not felt until about six months later, it is not yet clear how much stimulus the most recent cuts will provide. In the meantime, the economy has had to contend not only with a recession but also with the costs and uncertainty resulting from the tragic events of September 11.


ASSET CLASS PERFORMANCE COMPARISON %  RETURNS DURING THE REPORTING PERIOD

This graph compares the performance of various asset classes during the reporting period.


[LINE GRAPH]

                  Lehman Aggregate        MSCI EAFE            Russell 2000                 S&P 500            3-Mo
                     Bond Index             Index                 Index                      Index             T-Bills
29-Dec-00               0                    0                      0                        0                    0
05-Jan-01               1.37                 0.21                  -4.21                    -1.66                 0.25
12-Jan-01               0.36                -1.5                    0.49                    -0.15                 0.3
19-Jan-01               0.96                -0.67                   0.99                     1.69                 0.4
26-Jan-01               0.88                -1.19                   3.19                     2.63                 0.51
02-Feb-01               1.62                -0.95                   3.7                      2.29                 0.61
09-Feb-01               1.73                -3.91                   2.91                    -0.34                 0.7
16-Feb-01               1.46                -5.2                    5.4                     -1.35                 0.8
23-Feb-01               1.62                -8.29                  -1.09                    -5.57                 0.91
02-Mar-01               2.32                -8.06                  -1.19                    -6.33                    1
09-Mar-01               2.6                 -7.26                  -1.83                    -6.39                 1.12
16-Mar-01               3.32               -14.35                  -8.4                    -12.68                 1.23
23-Mar-01               3.34               -15.21                  -8.07                   -13.49                 1.33
30-Mar-01               3.03               -13.52                  -6.5                    -11.85                 1.43
06-Apr-01               3.41               -12.23                  -9.77                   -14.27                 1.58
13-Apr-01               2.52               -10.58                  -5.52                   -10.09                 1.63
20-Apr-01               2.51                -8.48                  -3.08                    -5.57                 1.76
27-Apr-01               2.51                -7.89                   0.54                    -4.81                 1.82
04-May-01               3.44                -6.91                   2.43                    -3.72                 1.9
11-May-01               2.29                -8.18                   1.32                    -5.31                 1.96
18-May-01               2.92                -7.92                   5.28                    -1.78                 2.06
25-May-01               2.64                -8.85                   5.79                    -2.85                 2.12
01-Jun-01               3.42               -11.26                   4.38                    -4.01                 2.18
08-Jun-01               3.56               -10.98                   6.47                    -3.68                 2.25
15-Jun-01               4.14               -13.73                   3.07                    -7.54                 2.35
22-Jun-01               4.72               -14.38                   1.74                    -6.69                 2.42
29-Jun-01               3.61               -14.63                   6.86                     -6.7                 2.47
06-Jul-01               3.93               -17.72                   0.58                    -9.28                 2.53
13-Jul-01               4.49               -17.21                   2.09                    -7.36                 2.59
20-Jul-01               5.27               -17.47                   1.7                     -7.74                 2.67
27-Jul-01               5.58               -17.64                   1.12                    -8.12                 2.73
03-Aug-01               5.44               -15.18                   1.58                    -7.39                 2.79
10-Aug-01               6.11               -17.18                  -0.81                    -9.23                 2.87
17-Aug-01               6.6                -16.7                   -0.75                   -11.38                 2.94
24-Aug-01               6.53               -15.66                   0.34                    -9.63                 2.99
31-Aug-01               7.13               -18.37                  -2.19                    -13.4                 3.05
07-Sep-01               7.28               -22.53                  -7.05                   -17.05                 3.14
14-Sep-01               8.04               -27.41                  -7.94                   -16.54                 3.16
21-Sep-01               7.71               -32.5                  -20.84                   -26.22                 3.44
28-Sep-01               8.38               -26.7                  -15.36                    -20.4                 3.48
05-Oct-01               8.97               -24.51                 -13.22                   -18.07                 3.55
12-Oct-01               8.53               -23.52                 -10.36                   -16.52                 3.58
19-Oct-01               9.05               -25.31                 -10.95                   -17.91                 3.63
26-Oct-01               9.53               -22.92                  -8.24                   -15.53                 3.68
02-Nov-01               10.19              -23.95                  -9.37                   -16.78                 3.75
09-Nov-01               10.7               -22.32                  -8.29                   -14.24                 3.82
16-Nov-01               8.43               -21.82                  -5.5                    -12.83                 3.83
23-Nov-01               8.07               -22.13                  -4                      -11.95                 3.85
30-Nov-01               9.13               -21.99                  -3.48                   -12.66                 3.91
07-Dec-01               7.52               -20.78                   0.83                   -11.21                 3.95
14-Dec-01               7.55               -23.67                  -1.21                   -13.91                 3.97
21-Dec-01               8.02               -23.35                   1.47                   -12.24                 4.02
28-Dec-01               8.3                -22.12                   2.14                   -11.97                 4.04

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).


THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX:  measures the U.S. bond market

S&P 500(R) INDEX:  measures U.S. large-cap stocks

RUSSELL 2000(R) INDEX:  measures U.S. small-cap stocks

MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

DOWNTURN IS WIDESPREAD; JOBLESS RATE UP FROM RECORD LOWS.

[PHOTO OF MAN]

After falling so low in 2000 that many feared the return of inflation, the U.S. unemployment rate began rising rapidly. By the end of the reporting period, it was at 5.8%, its highest level in over six years. Job losses have affected almost all industries, with manufacturing among the hardest hit.

On a positive note, inflation has remained low. Employers have enjoyed strong worker productivity, which has helped stabilize labor costs and consumer prices.

--------------------------------------------------------------------------------
     Although unemployment may continue to rise, it is not especially high by historical standards.
--------------------------------------------------------------------------------

RATE CUTS DRIVE YIELDS DOWN; STOCKS SLUMP, BOND PRICES RISE.

The Fed's series of interest rate cuts during 2001 meant steady downward pressure on money market yields. In spite of this, money market funds remained popular with investors seeking alternatives with lower risk at a time when stock markets and the economy were retreating.

In equity markets, the decline that began in the last quarter of 2000 continued throughout 2001. As many Internet start-ups began to downsize or go

--------------------------------------------------------------------------------

ECONOMIC FACTORS AND THEIR EFFECTS ON THESE FUNDS.

The following charts show recent figures for several common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the reporting period.


REAL GDP GROWTH
Annualized growth rate for each quarter shown


Strong auto sales and government spending resulted in a surprising preliminary figure for Q4 2001 GDP of 0.2%. Traditionally, a recession is two negative quarters in a row, which could still occur if Q4 GDP is revised downward.

[BAR CHART]

Q1 1992                       3.8
Q2 1992                       3.8
Q3 1992                       3.1
Q4 1992                       5.4
Q1 1993                      -0.1
Q2 1993                       2.5
Q3 1993                       1.8
Q4 1993                       6.2
Q1 1994                       3.4
Q2 1994                       5.7
Q3 1994                       2.2
Q4 1994                         5
Q1 1995                       1.5
Q2 1995                       0.8
Q3 1995                       3.1
Q4 1995                       3.2
Q1 1996                       2.9
Q2 1996                       6.8
Q3 1996                         2
Q4 1996                       4.6
Q1 1997                       4.4
Q2 1997                       5.9
Q3 1997                       4.2
Q4 1997                       2.8
Q1 1998                       6.1
Q2 1998                       2.2
Q3 1998                       4.1
Q4 1998                       6.7
Q1 1999                       3.1
Q2 1999                       1.7
Q3 1999                       4.7
Q4 1999                       8.3
Q1 2000                       2.3
Q2 2000                       5.7
Q3 2000                       1.3
Q4 2000                       1.9
Q1 2001                       1.3
Q2 2001                       0.3
Q3 2001                      -1.3
Q4 2001                         0

Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, investors see an increase in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.
--------------------------------------------------------------------------------

MARKET OVERVIEW Continued

under, the technology sector collapsed. By the end of the year, markets had more than regained the ground lost after September 11, but many industries, especially airlines, hotels and entertainment, remain weak.

In contrast, bonds continued to perform well. Strong demand from investors fleeing the stock market and the Fed's interest rate cuts were two main factors in pushing bond prices higher (and yields lower). A third factor was the U.S. Treasury's decision to use part of the vanishing budget surplus to buy back its own bonds, which reduced the supply of Treasuries.

--------------------------------------------------------------------------------
     We expect interest rates and money market yields to rise when signs of an economic recovery materialize.
--------------------------------------------------------------------------------

LOOKING AHEAD: RECOVERY LIKELY IN 2002, BUT MAY BE LACKLUSTER.

Many uncertainties still linger from September 11 and the ongoing war on terrorism. Further attacks on U.S. targets could hurt the economy or reverse the stock market's Q4 2001 gains. A decline in consumer spending (which so far has remained relatively strong) would be damaging as well. A further risk could be a rise in petroleum prices, which might occur if the antiterrorism coalition were to lose support from some Middle Eastern countries.


--------------------------------------------------------------------------------
U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations


After a decade of declines, unemployment rose dramatically during the report period. At the end of 2001, it stood at 5.8%--nearly two percentage points above its three-decade low of 3.9% in 2000.


[LINE GRAPH]

Dec-91                  7.3
Jan-92                  7.3
Feb-92                  7.4
Mar-92                  7.4
Apr-92                  7.4
May-92                  7.6
Jun-92                  7.8
Jul-92                  7.7
Aug-92                  7.6
Sep-92                  7.6
Oct-92                  7.3
Nov-92                  7.4
Dec-92                  7.4
Jan-93                  7.3
Feb-93                  7.1
Mar-93                    7
Apr-93                  7.1
May-93                  7.1
Jun-93                    7
Jul-93                  6.9
Aug-93                  6.8
Sep-93                  6.7
Oct-93                  6.8
Nov-93                  6.6
Dec-93                  6.5
Jan-94                  6.8
Feb-94                  6.6
Mar-94                  6.5
Apr-94                  6.4
May-94                  6.1
Jun-94                  6.1
Jul-94                  6.3
Aug-94                    6
Sep-94                  5.8
Oct-94                  5.8
Nov-94                  5.6
Dec-94                  5.5
Jan-95                  5.6
Feb-95                  5.4
Mar-95                  5.3
Apr-95                  5.8
May-95                  5.8
Jun-95                  5.6
Jul-95                  5.6
Aug-95                  5.7
Sep-95                  5.6
Oct-95                  5.5
Nov-95                  5.7
Dec-95                  5.6
Jan-96                  5.6
Feb-96                  5.5
Mar-96                  5.6
Apr-96                  5.5
May-96                  5.6
Jun-96                  5.3
Jul-96                  5.5
Aug-96                  5.1
Sep-96                  5.2
Oct-96                  5.2
Nov-96                  5.3
Dec-96                  5.4
Jan-97                  5.3
Feb-97                  5.3
Mar-97                  5.1
Apr-97                    5
May-97                  4.7
Jun-97                    5
Jul-97                  4.7
Aug-97                  4.9
Sep-97                  4.7
Oct-97                  4.7
Nov-97                  4.6
Dec-97                  4.7
Jan-98                  4.5
Feb-98                  4.6
Mar-98                  4.6
Apr-98                  4.3
May-98                  4.3
Jun-98                  4.5
Jul-98                  4.5
Aug-98                  4.5
Sep-98                  4.5
Oct-98                  4.5
Nov-98                  4.4
Dec-98                  4.3
Jan-99                  4.3
Feb-99                  4.4
Mar-99                  4.2
Apr-99                  4.3
May-99                  4.2
Jun-99                  4.3
Jul-99                  4.3
Aug-99                  4.2
Sep-99                  4.2
Oct-99                  4.1
Nov-99                  4.1
Dec-99                  4.1
Jan-00                    4
Feb-00                  4.1
Mar-00                  4.1
Apr-00                  3.9
May-00                  4.1
Jun-00                    4
Jul-00                    4
Aug-00                  4.1
Sep-00                  3.9
Oct-00                  3.9
Nov-00                    4
Dec-00                    4
Jan-01                  4.2
Feb-01                  4.2
Mar-01                  4.3
Apr-01                  4.5
May-01                  4.4
Jun-01                  4.5
Jul-01                  4.5
Aug-01                  4.9
Sep-01                  4.9
Oct-01                  5.4
Nov-01                  5.6
Dec-01                  5.8

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.


MEASURES OF INFLATION
Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI was up 1.6% for 2001 (2.7% if food and energy are excluded). ECI rose 4.1% over the same period. Both measures show that inflation remained low by historical standards.


[LINE GRAPH]

                                CONSUMER
                               PRICE INDEX
DATE                            (MONTHLY)
Dec-91                          3.1
Jan-92                          2.6
Feb-92                          2.8
Mar-92                          3.2
Apr-92                          3.2
May-92                          3
Jun-92                          3.1
Jul-92                          3.2
Aug-92                          3.1
Sep-92                          3
Oct-92                          3.2
Nov-92                          3
Dec-92                          2.9
Jan-93                          3.3
Feb-93                          3.2
Mar-93                          3.1
Apr-93                          3.2
May-93                          3.2
Jun-93                          3
Jul-93                          2.8
Aug-93                          2.8
Sep-93                          2.7
Oct-93                          2.8
Nov-93                          2.7
Dec-93                          2.7
Jan-94                          2.5
Feb-94                          2.5
Mar-94                          2.5
Apr-94                          2.4
May-94                          2.3
Jun-94                          2.5
Jul-94                          2.8
Aug-94                          2.9
Sep-94                          3
Oct-94                          2.6
Nov-94                          2.7
Dec-94                          2.7
Jan-95                          2.8
Feb-95                          2.9
Mar-95                          2.9
Apr-95                          3.1
May-95                          3.2
Jun-95                          3
Jul-95                          2.8
Aug-95                          2.6
Sep-95                          2.5
Oct-95                          2.8
Nov-95                          2.6
Dec-95                          2.5
Jan-96                          2.7
Feb-96                          2.7
Mar-96                          2.8
Apr-96                          2.9
May-96                          2.9
Jun-96                          2.8
Jul-96                          3
Aug-96                          2.9
Sep-96                          3
Oct-96                          3
Nov-96                          3.3
Dec-96                          3.3
Jan-97                          3
Feb-97                          3
Mar-97                          2.8
Apr-97                          2.5
May-97                          2.2
Jun-97                          2.3
Jul-97                          2.2
Aug-97                          2.2
Sep-97                          2.2
Oct-97                          2.1
Nov-97                          1.8
Dec-97                          1.7
Jan-98                          1.6
Feb-98                          1.4
Mar-98                          1.4
Apr-98                          1.4
May-98                          1.7
Jun-98                          1.7
Jul-98                          1.7
Aug-98                          1.6
Sep-98                          1.5
Oct-98                          1.5
Nov-98                          1.5
Dec-98                          1.6
Jan-99                          1.7
Feb-99                          1.6
Mar-99                          1.7
Apr-99                          2.3
May-99                          2.1
Jun-99                          2
Jul-99                          2.1
Aug-99                          2.3
Sep-99                          2.6
Oct-99                          2.6
Nov-99                          2.6
Dec-99                          2.7
Jan-00                          2.7
Feb-00                          3.2
Mar-00                          3.7
Apr-00                          3
May-00                          3.1
Jun-00                          3.7
Jul-00                          3.7
Aug-00                          3.4
Sep-00                          3.5
Oct-00                          3.4
Nov-00                          3.4
Dec-00                          3.4
Jan-01                          3.7
Feb-01                          3.5
Mar-01                          2.9
Apr-01                          3.3
May-01                          3.6
Jun-01                          3.2
Jul-01                          2.7
Aug-01                          2.7
Sep-01                          2.6
Oct-01                          2.1
Nov-01                          1.9
Dec-01                          1.6

                             EMPLOYMENT
                             COST INDEX
DATE                         (QUARTERLY)
Mar-92                          4
Jun-92                          3.6
Sep-92                          3.5
Dec-92                          3.5
Mar-93                          3.5
Jun-93                          3.6
Sep-93                          3.6
Dec-93                          3.5
Mar-94                          3.2
Jun-94                          3.2
Sep-94                          3.2
Dec-94                          3
Mar-95                          2.9
Jun-95                          2.9
Sep-95                          2.7
Dec-95                          2.7
Mar-96                          2.8
Jun-96                          2.9
Sep-96                          2.8
Dec-96                          2.9
Mar-97                          2.9
Jun-97                          2.8
Sep-97                          3
Dec-97                          3.3
Mar-98                          3.3
Jun-98                          3.5
Sep-98                          3.7
Dec-98                          3.4
Mar-99                          3
Jun-99                          3.2
Sep-99                          3.1
Dec-99                          3.4
Mar-00                          4.3
Jun-00                          4.4
Sep-00                          4.3
Dec-00                          4.1
Mar-01                          4.1
Jun-01                          3.9
Sep-01                          4.1
Dec-01                          4.1




The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.
--------------------------------------------------------------------------------

[PHOTO OF AMERICAN FLAG]

Whether or not an economic recovery occurs in 2002, we expect that unemployment may continue to rise during the first half of the year, because it typically lags other economic factors. Other indicators, such as new orders and investor sentiment, indicate that the economy appears to be shifting back into gear, if somewhat slowly and tentatively.

--------------------------------------------------------------------------------
     After marking a low on September 21 in the wake of the terrorist attacks, the S&P 500 Index(R) rose about 20% by the end of 2001.
--------------------------------------------------------------------------------
                                                       Source: Standard & Poor's

Although we suspect the worst may be over for now as far as the U.S. economy is concerned, no one can predict with certainty that a recovery will occur in 2002, or how strong it might be if it does occur. We would not be surprised to see economic indicators and investor sentiment looking healthier by mid-2002, but see little reason to expect a quick turnaround.


--------------------------------------------------------------------------------
YIELDS OF U.S. TREASURY SECURITIES
Effective yields of ten-year and five-year Treasuries

For most of 2001, Treasury prices soared and yields plunged as investors sought security in the face of economic and stock market declines. Falling interest rates and a decreasing supply of Treasuries aided this trend.

[LINE GRAPH]

Date                   5 Yr            10 Yr
31-Dec-91               6.7            5.93
31-Jan-92              7.27            6.43
29-Feb-92              7.25            6.56
31-Mar-92              7.53            6.92
30-Apr-92              7.58            6.88
31-May-92              7.32             6.6
30-Jun-92              7.12            6.27
31-Jul-92              6.71            5.82
31-Aug-92               6.6            5.58
30-Sep-92              6.35            5.32
31-Oct-92              6.79            5.89
30-Nov-92              6.94            6.22
31-Dec-92              6.69            5.99
31-Jan-93              6.36            5.55
28-Feb-93              6.02            5.21
31-Mar-93              6.02            5.24
30-Apr-93              6.01            5.11
31-May-93              6.15            5.37
30-Jun-93              5.78            5.05
31-Jul-93              5.81            5.15
31-Aug-93              5.45            4.79
30-Sep-93              5.38            4.77
31-Oct-93              5.43            4.85
30-Nov-93              5.82            5.16
31-Dec-93              5.79            5.21
31-Jan-94              5.64            5.02
28-Feb-94              6.13            5.57
31-Mar-94              6.74            6.23
30-Apr-94              7.04            6.64
31-May-94              7.15            6.76
30-Jun-94              7.32            6.95
31-Jul-94              7.11            6.73
31-Aug-94              7.17             6.8
30-Sep-94               7.6            7.28
31-Oct-94              7.81            7.49
30-Nov-94              7.91            7.79
31-Dec-94              7.82            7.83
31-Jan-95              7.58            7.51
28-Feb-95               7.2            7.04
31-Mar-95               7.2            7.07
30-Apr-95              7.06            6.88
31-May-95              6.28            6.05
30-Jun-95               6.2            5.97
31-Jul-95              6.43            6.16
31-Aug-95              6.28            6.07
30-Sep-95              6.18            6.02
31-Oct-95              6.02            5.81
30-Nov-95              5.74            5.52
31-Dec-95              5.57            5.38
31-Jan-96              5.58            5.24
29-Feb-96               6.1            5.73
31-Mar-96              6.33            6.09
30-Apr-96              6.67            6.41
31-May-96              6.85            6.63
30-Jun-96              6.71            6.46
31-Jul-96              6.79            6.57
31-Aug-96              6.94            6.73
30-Sep-96               6.7            6.46
31-Oct-96              6.34            6.07
30-Nov-96              6.04            5.83
31-Dec-96              6.42            6.21
31-Jan-97              6.49            6.25
28-Feb-97              6.55            6.39
31-Mar-97               6.9            6.75
30-Apr-97              6.72            6.57
31-May-97              6.66             6.5
30-Jun-97               6.5            6.38
31-Jul-97              6.01             5.9
31-Aug-97              6.34            6.22
30-Sep-97               6.1            5.99
31-Oct-97              5.83            5.71
30-Nov-97              5.87            5.84
31-Dec-97              5.74            5.71
31-Jan-98              5.51            5.38
28-Feb-98              5.62            5.59
31-Mar-98              5.65            5.62
30-Apr-98              5.67            5.64
31-May-98              5.55            5.55
30-Jun-98              5.45            5.47
31-Jul-98              5.49             5.5
31-Aug-98              4.98             4.8
30-Sep-98              4.42            4.22
31-Oct-98              4.61            4.23
30-Nov-98              4.71            4.48
31-Dec-98              4.65            4.54
31-Jan-99              4.65            4.55
28-Feb-99              5.29            5.22
31-Mar-99              5.24             5.1
30-Apr-99              5.35            5.21
31-May-99              5.62            5.58
30-Jun-99              5.78            5.65
31-Jul-99               5.9            5.79
31-Aug-99              5.97            5.87
30-Sep-99              5.88            5.75
31-Oct-99              6.02            5.96
30-Nov-99              6.19            6.11
31-Dec-99              6.44            6.34
31-Jan-00              6.67            6.68
29-Feb-00              6.41             6.6
31-Mar-00                 6            6.31
30-Apr-00              6.21            6.54
31-May-00              6.27            6.52
30-Jun-00              6.03            6.19
31-Jul-00              6.03            6.15
31-Aug-00              5.73            5.97
30-Sep-00               5.8            5.85
31-Oct-00              5.75            5.81
30-Nov-00              5.47            5.43
31-Dec-00              5.11            4.98
31-Jan-01              5.11            4.77
28-Feb-01               4.9            4.66
31-Mar-01              4.92            4.56
30-Apr-01              5.34            4.89
31-May-01              5.38            4.91
30-Jun-01              5.41            4.95
31-Jul-01              5.05            4.53
31-Aug-01              4.83            4.38
30-Sep-01              4.59             3.8
31-Oct-01              4.23            3.48
30-Nov-01              4.75            4.06
31-Dec-01              5.05             4.3


Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.


Data source: Bloomberg L.P.


SHORT-TERM RATES
Effective yields of 90-day commercial paper and three-month U.S. Treasury bills.


Paced by the Fed's year-long series of interest rate cuts, short-term yields declined during the report period, although the downward trend halted during December, potentially indicating a bottom.

[LINE GRAPH]

Weekly                           3 Mo T-Bill                 90-Day
31-Dec-00                             5.9                     6.28
05-Jan-01                            5.12                     5.85
12-Jan-01                            5.32                     5.48
19-Jan-01                            5.24                     5.43
26-Jan-01                            5.17                     5.34
02-Feb-01                            5.09                      5.2
09-Feb-01                            5.05                     5.21
16-Feb-01                            4.98                     5.16
23-Feb-01                            4.89                     5.14
02-Mar-01                            4.84                      4.9
09-Mar-01                            4.71                     4.89
16-Mar-01                            4.53                     4.76
23-Mar-01                            4.34                     4.65
30-Mar-01                            4.29                     4.73
06-Apr-01                            3.93                     4.63
13-Apr-01                               4                     4.58
20-Apr-01                            3.76                     4.24
27-Apr-01                            3.85                     4.17
04-May-01                            3.73                     4.08
11-May-01                            3.74                     3.89
18-May-01                            3.59                     3.85
25-May-01                            3.66                     3.81
01-Jun-01                            3.66                     3.85
08-Jun-01                            3.64                     3.73
15-Jun-01                             3.5                     3.68
22-Jun-01                            3.44                     3.56
29-Jun-01                            3.66                     3.63
06-Jul-01                            3.64                     3.64
13-Jul-01                            3.62                      3.6
20-Jul-01                            3.51                     3.56
27-Jul-01                            3.53                     3.53
03-Aug-01                            3.52                     3.53
10-Aug-01                            3.42                     3.45
17-Aug-01                            3.37                     3.42
24-Aug-01                            3.45                     3.35
31-Aug-01                            3.37                     3.33
07-Sep-01                            3.25                     3.29
14-Sep-01                            2.73                      3.1
21-Sep-01                            2.25                     2.39
28-Sep-01                            2.37                     2.38
05-Oct-01                            2.18                     2.38
12-Oct-01                            2.25                     2.31
19-Oct-01                             2.2                     2.23
26-Oct-01                            2.15                     2.18
02-Nov-01                            2.05                     2.06
09-Nov-01                            1.84                     1.81
16-Nov-01                            1.95                     1.98
23-Nov-01                            1.96                     2.02
30-Nov-01                            1.73                     1.89
07-Dec-01                             1.7                      1.8
14-Dec-01                            1.72                     1.74
21-Dec-01                             1.7                     1.78
28-Dec-01                            1.72                     1.78

Typically, the yields offered by commercial paper and three-month T-bills move in the same direction, and broadly reflect market interest rates and the Federal Funds Rate. The spread between these two investments' yields reflects investors' sense of how risky the obligations of banks and corporations are compared with lower-risk U.S. Government-backed T-bills.

Data source: Bloomberg L.P.
--------------------------------------------------------------------------------

SCHWAB
MONEY MARKET FUND

[PHOTO OF LINDA KLINGMAN AND MIKE NEITZKE]

     "Anticipating continued Fed rate cuts during 2001, we positioned the fund to delay the effects of declining rates by investing in securities with longer maturities."

        Portfolio Managers
        Linda Klingman and
        Mike Neitzke

LINDA KLINGMAN, a vice president of the investment advisor and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has 15 years of experience managing money market funds.

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the fund. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial industry as a portfolio manager.


TICKER SYMBOL      SWMXX
--------------------------------------------------------------------------------
The fund seeks the highest current income consistent with stability of capital and liquidity.
--------------------------------------------------------------------------------

THIS FUND MAY MAKE SENSE FOR INVESTORS WHO ARE SEEKING HIGH MONEY MARKET
RETURNS.


MANAGERS' PERSPECTIVE

SHORT-TERM INTEREST RATES DECLINED SHARPLY AND STEADILY THROUGHOUT 2001, PACED BY THE FED'S RATE CUTS. The Fed's 11 interest rate cuts, which began in January and continued into December, left the Federal Funds Rate at 1.75%, its lowest level in more than 40 years. These cuts had the direct effect of reducing yields for money fund investors.

ANTICIPATING ECONOMIC WEAKNESS AND DECLINING INTEREST RATES, WE INVESTED IN SECURITIES WITH LONGER MATURITIES. Throughout the year, the fund maintained a dollar-weighted average maturity that was longer than that of its peer group. This enabled the fund to lock in yields for longer periods, which benefited the fund as yields continued to decline over the course of the year. While the fund has had to replace these securities with issues paying lower yields, this strategy enabled the fund to maintain competitive yields during a time of falling interest rates.

EXPECTATIONS OF AN ECONOMIC RECOVERY IN 2002 ARE GAINING MOMENTUM. A stronger economy is likely to lead to a rise in interest rates and yields. As a result, we have begun to shorten our dollar-weighted average maturity, enhancing the fund's ability to benefit from increases in interest rates.

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 AS OF 12/31/01

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

--------------------------------------------------------------------------------
Seven-Day Yield                                                            1.57%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                                                  1.58%
--------------------------------------------------------------------------------


WEIGHTED AVERAGE MATURITY DURING THE YEAR

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


[LINE GRAPH]

31-Dec-00                          67
31-Jan-01                          57
28-Feb-01                          60
30-Mar-01                          62
30-Apr-01                          59
31-May-01                          58
30-Jun-01                          65
31-Jul-01                          64
31-Aug-01                          65
28-Sep-01                          65
31-Oct-01                          68
30-Nov-01                          68
31-Dec-01                          63


PORTFOLIO COMPOSITION 2 AS OF 12/31/01
--------------------------------------------------------------------------------
All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.


BY SECURITY TYPE
--------------------------------------------------------------------------------

[PIE CHART]

1.        47.8%          Commercial Paper and Other Corporate Obligations
2.        39.1%          Certificates of Deposit
3.         6.4%          Repurchase Agreements
4.         2.0%          Variable-Rate Obligations
5.         1.7%          U.S. Government Discount Notes
6.         1.5%          Bank Notes
7.         1.4%          Promissory Notes
8.         0.1%          U.S. Government Notes


BY CREDIT QUALITY
--------------------------------------------------------------------------------

[PIE CHART]

1.    100.0%       Tier 1

1 A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

2 Composition of the fund's portfolio is as of 12/31/01 and is not indicative of holdings after that date.

SCHWAB MONEY MARKET FUND -- FINANCIALS


FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. These figures have been audited by PricewaterhouseCoopers LLP.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.


FINANCIAL HIGHLIGHTS

                                                   1/1/01-       1/1/00-      1/1/99-      1/1/98-      1/1/97-
                                                   12/31/01     12/31/00     12/31/99     12/31/98     12/31/97
---------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 1.00         1.00         1.00         1.00         1.00
                                                   ------------------------------------------------------------
Income from investment operations:
Net investment income                                  0.04         0.06         0.05         0.05         0.05
                                                   ------------------------------------------------------------
Less distributions:
Dividends from net investment income                  (0.04)       (0.06)       (0.05)       (0.05)       (0.05)
                                                   ------------------------------------------------------------
Net asset value at end of period                       1.00         1.00         1.00         1.00         1.00
                                                   ============================================================
Total return (%)                                       3.73         5.84         4.64         4.99         5.04

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
average net assets                                     0.75         0.75 1       0.75         0.75         0.75
Expense reductions reflected in above ratio            0.04         0.05         0.09         0.11         0.12
Ratio of net investment income to
average net assets                                     3.63         5.70         4.56         4.87         4.93
Net assets, end of period ($ x 1,000,000)            49,116       41,823       36,099       27,439       21,421


1 Would have been 0.76% if certain non-routine expenses (proxy fees) had been included.


See the Financial Notes, which are integral to this information.

PORTFOLIO HOLDINGS
As of December 31, 2001.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

* Asset-backed security

+ Credit-enhanced security

o Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary (in "How to Read This Report").

ALL DOLLAR VALUES ARE IN THOUSANDS.


[PIE CHART]

 89.8%   FIXED-RATE OBLIGATIONS
         Market Value: $44,039,541
         Cost: $44,039,541

  2.0%   VARIABLE-RATE OBLIGATIONS
         Market Value: $954,218
         Cost: $954,218

  1.8%   FIXED-RATE U.S. GOVERNMENT SECURITIES
         Market Value: $909,912
         Cost: $909,912

  6.4%   OTHER INVESTMENTS
         Market Value: $3,144,061
         Cost: $3,144,061
----------------------------------------------
100.00%  TOTAL INVESTMENTS
         Market Value: $49,047,732
         Cost: $49,047,732


ISSUER                                                 FACE VALUE    MKT. VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)
FIXED-RATE OBLIGATIONS 89.8% of investments


COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 47.8%
--------------------------------------------------------------------------------
    AB SPINTAB
    2.50%, 01/22/02                                         35,000        34,949
    2.33%, 02/11/02                                         45,000        44,882
    1.81%, 03/11/02                                         66,000        65,772

    AMERICAN EXPRESS CREDIT CORP.
    1.96%, 03/07/02                                         50,000        49,824
    1.96%, 03/08/02                                        100,000        99,642
    2.48%, 03/28/02                                         45,000        44,737

*   AMSTERDAM FUNDING CORP.
    2.03%, 01/02/02                                         35,000        34,998
    2.11%, 01/02/02                                         36,000        35,998
    2.13%, 01/02/02                                         36,000        35,998
    2.03%, 01/03/02                                         69,000        68,992
    1.98%, 01/04/02                                         36,689        36,683
    1.85%, 01/08/02                                         60,000        59,978
    2.22%, 01/25/02                                         75,000        74,890
    2.25%, 01/25/02                                         74,000        73,889
    2.13%, 01/29/02                                         50,000        49,918
    2.13%, 01/30/02                                         50,000        49,915
    2.18%, 01/30/02                                        100,000        99,825

    ANZ (DELAWARE), INC.
    1.90%, 03/05/02                                         23,000        22,924

*   APRECO, INC.
    2.13%, 01/09/02                                         50,000        49,976
    2.13%, 01/15/02                                         15,000        14,988
    2.22%, 01/23/02                                         67,000        66,910
    2.06%, 01/24/02                                         60,000        59,921
    2.08%, 02/15/02                                         10,000         9,974
    2.34%, 02/15/02                                         10,000         9,971
    2.07%, 03/15/02                                         10,000         9,958

*+  ATLANTIS ONE FUNDING CORP.
    2.14%, 01/28/02                                         30,000        29,952
    2.14%, 01/29/02                                         90,000        89,851
    2.32%, 02/14/02                                         69,540        69,345
    2.16%, 02/15/02                                         20,000        19,946
    2.31%, 02/15/02                                         60,000        59,828
    2.32%, 02/19/02                                        394,000       392,767
    2.07%, 03/05/02                                        124,324       123,876
    2.09%, 03/07/02                                         18,000        17,933
    2.66%, 03/11/02                                         26,000        25,869
    3.25%, 03/11/02                                         10,000         9,939
    1.86%, 03/28/02                                         25,000        24,890


See the Financial Notes, which are integral to this information.

SCHWAB MONEY MARKET FUND - FINANCIALS

PORTFOLIO HOLDINGS Continued
As of December 31, 2001.


ISSUER                                                 FACE VALUE    MKT. VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)

    2.50%, 03/28/02                                         23,368        23,230
    2.17%, 04/25/02                                        100,000        99,319
    2.16%, 04/26/02                                         57,000        56,611

    BANK OF NOVA SCOTIA
    2.11%, 02/05/02                                         95,000        94,806

    BARCLAYS U.S. FUNDING CORP.
    1.95%, 02/14/02                                        190,000       189,549

*   BARTON CAPITAL CORP.
    2.11%, 01/02/02                                         80,000        79,995

*+  BAVARIA TRR CORP.
    2.15%, 01/04/02                                         15,000        14,997
    1.84%, 01/08/02                                         11,875        11,871
    2.12%, 01/10/02                                         13,000        12,993

*   BAVARIA UNIVERSAL FUNDING CORP.
    2.23%, 01/28/02                                         21,620        21,584
    1.96%, 02/07/02                                         14,121        14,093
    2.21%, 02/15/02                                          2,299         2,293
    2.51%, 02/25/02                                         30,537        30,421
    2.09%, 02/28/02                                          1,061         1,057
    3.45%, 03/01/02                                         8,550          8,502
    1.94%, 03/04/02                                         34,000        33,887
    1.86%, 03/20/02                                         20,000        19,920
    2.32%, 04/02/02                                         25,000        24,855
    2.47%, 04/02/02                                         50,000        49,692
    2.26%, 04/18/02                                         70,000        69,536
    2.32%, 04/19/02                                         35,000        34,760
    1.90%, 05/08/02                                         25,501        25,332

    BEAR STEARNS COMPANIES, INC.
    2.13%, 01/22/02                                        120,000       119,852
    2.16%, 02/11/02                                         80,000        79,804
    2.22%, 02/22/02                                        100,000        99,682
    2.23%, 03/01/02                                         45,000        44,837
    1.81%, 03/21/02                                        125,000       124,505

*   BETA FINANCE, INC.
    2.12%, 02/06/02                                         34,500        34,427
    2.33%, 04/15/02                                         19,000        18,874
    4.27%, 05/02/02                                         85,000        85,000
    4.10%, 07/15/02                                         21,000        21,000
    3.95%, 07/16/02                                         24,000        24,011
    2.40%, 11/26/02                                         85,000        85,000

*   BETA FINANCE, INC., 144A
    5.27%, 02/25/02                                         99,000        98,999
    4.32%, 05/09/02                                        115,000       115,000
    4.20%, 05/13/02                                         46,000        45,985

    CBA (DELAWARE) FINANCE, INC.
    1.91%, 02/13/02                                         25,000        24,943
    2.00%, 03/01/02                                         41,000        40,866
    1.91%, 03/04/02                                         50,000        49,836
    1.86%, 03/05/02                                         45,000        44,854

*   CC (USA), INC.
    2.13%, 02/06/02                                         50,000        49,894
    2.13%, 02/12/02                                         50,000        49,876
    3.44%, 02/28/02                                         13,500        13,426
    2.64%, 03/04/02                                         40,500        40,318
    2.64%, 03/06/02                                         25,000        24,884
    3.47%, 03/06/02                                         18,000        17,891
    2.33%, 04/15/02                                         34,500        34,271
    2.26%, 04/23/02                                         30,500        30,288

*   CC (USA), INC., 144A
    4.66%, 03/28/02                                         60,000        60,000
    4.26%, 05/20/02                                         60,000        60,000
    4.10%, 07/15/02                                         24,000        24,000
    4.05%, 07/16/02                                         20,000        20,000
    3.74%, 08/06/02                                        100,000       100,000

*   CIESCO, LP
    2.03%, 01/08/02                                         50,000        49,980

    CITICORP
    1.90%, 01/11/02                                        150,000       149,921

*   CLIPPER RECEIVABLES CORP.
    1.88%, 01/17/02                                         50,000        49,958

*   CONCORD MINUTEMEN CAPITAL CO., L.L.C.
    Series A
    2.37%, 01/15/02                                         36,535        36,501
    1.92%, 02/06/02                                         40,000        39,924
    1.92%, 02/07/02                                         20,376        20,336
    1.96%, 02/07/02                                          9,249         9,230
    1.93%, 02/12/02                                         60,000        59,866
    2.33%, 02/14/02                                        111,000       110,687
    1.83%, 03/11/02                                         17,225        17,165
    3.01%, 03/12/02                                         10,000         9,942
    2.34%, 04/05/02                                         36,118        35,900

*   CORPORATE ASSET INC. FUNDING CO., INC.
    2.21%, 01/23/02                                         10,813        10,798
    2.19%, 02/05/02                                         75,000        74,841
    2.08%, 02/14/02                                        130,000       129,671
    2.05%, 02/22/02                                        135,000       134,602
    1.91%, 03/07/02                                         18,000        17,938

*   CORPORATE RECEIVABLES CORP.
    1.88%, 01/15/02                                        100,000        99,927


See the Financial Notes, which are integral to this information.

ISSUER                                                 FACE VALUE    MKT. VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)

    CREDIT SUISSE FIRST BOSTON, INC.
    3.40%, 03/04/02                                         75,000        74,568

*   CXC, INC.
    2.27%, 01/25/02                                         10,000         9,985
    2.18%, 02/07/02                                        100,000        99,777
    2.08%, 02/22/02                                        120,000       119,641

*   DAKOTA CP NOTES OF CITIBANK CREDIT CARD
    ISSUANCE TRUST
    1.96%, 01/08/02                                         45,000        44,983
    2.07%, 01/09/02                                        195,000       194,910

    DANSKE CORP.
    1.89%, 02/08/02                                         50,000        49,901
    2.05%, 02/27/02                                         93,000        92,700

    DEN NORSKE BANK ASA
    2.06%, 02/22/02                                         20,000        19,941
    2.05%, 02/27/02                                         30,000        29,903
    1.78%, 03/04/02                                         25,000        24,924
    2.04%, 03/06/02                                         51,750        51,563
    1.76%, 03/13/02                                         36,000        35,875

    DEUTSCHE BANK FINANCIAL, INC.
    2.03%, 02/08/02                                         40,000        39,915
    1.86%, 02/27/02                                         40,000        39,883

    DEXIA DELAWARE L.L.C.
    2.05%, 02/04/02                                         48,000        47,908
    2.05%, 02/26/02                                        245,000       244,223
    1.82%, 03/14/02                                         70,000        69,747

*   DORADA FINANCE, INC.
    2.36%, 01/22/02                                         80,000        79,890
    2.14%, 01/29/02                                         13,000        12,978
    1.92%, 02/07/02                                         15,500        15,470
    2.13%, 02/15/02                                         25,000        24,934
    3.44%, 02/28/02                                         42,000        41,771
    2.33%, 04/15/02                                         44,000        43,708

*   DORADA FINANCE, INC., 144A
    4.66%, 04/04/02                                         40,000        40,000
    4.26%, 05/20/02                                         72,000        72,000
    3.96%, 07/19/02                                         19,000        18,998

*   EDISON ASSET SECURITIZATION CORP., L.L.C.
    2.20%, 01/24/02                                        290,000       289,594
    2.07%, 02/15/02                                         31,000        30,920

*+  ENTERPRISE FUNDING CORP.
    1.90%, 01/07/02                                         25,000        24,992
    1.88%, 01/15/02                                        111,310       111,229
    1.90%, 01/15/02                                         78,563        78,505

*   FALCON ASSET SECURITIZATION CORP.
    2.04%, 01/09/02                                         49,000        48,978
    2.30%, 02/04/02                                         53,795        53,679

    FORENINGSSPARBANKEN AB (SWEDBANK)
    1.91%, 02/13/02                                         50,000        49,887

*+  FORRESTAL FUNDING MASTER TRUST
    2.05%, 01/03/02                                        175,000       174,980
    2.11%, 01/07/02                                         50,000        49,983
    2.13%, 01/07/02                                        130,570       130,524
    2.10%, 01/08/02                                         45,752        45,733
    2.09%, 01/09/02                                         65,000        64,970
    2.09%, 01/11/02                                         80,200        80,154
    2.12%, 01/11/02                                         28,712        28,695
    1.97%, 01/14/02                                         23,305        23,288
    2.11%, 01/18/02                                         30,000        29,970
    2.14%, 01/23/02                                        168,000       167,781
    2.11%, 01/25/02                                         20,000        19,972
    1.93%, 03/05/02                                         12,000        11,960

    FORTIS FUNDING, L.L.C.
    2.04%, 01/03/02                                        100,000        99,989
    2.04%, 01/07/02                                        100,000        99,966
    2.05%, 02/14/02                                         22,000        21,945
    1.77%, 03/11/02                                         50,000        49,831
    1.75%, 03/14/02                                         50,000        49,826

*   GALAXY FUNDING, INC.
    2.31%, 01/16/02                                         80,000        79,923
    2.23%, 01/22/02                                        148,000       147,808
    3.44%, 01/25/02                                         35,000        34,921
    2.04%, 02/12/02                                         25,000        24,941
    2.07%, 02/12/02                                         26,000        25,938
    1.93%, 02/15/02                                         28,000        27,933
    2.02%, 02/27/02                                         55,000        54,825
    2.08%, 02/27/02                                         60,000        59,803
    1.83%, 03/18/02                                         31,000        30,881

    GE CAPITAL INTERNATIONAL FUNDING, INC.
    2.31%, 02/12/02                                         49,000        48,869
    2.29%, 02/14/02                                         71,000        70,803
    2.23%, 02/20/02                                         60,000        59,816
    2.07%, 02/27/02                                         44,000        43,856
    1.78%, 03/08/02                                         83,000        82,731
    2.32%, 03/14/02                                        141,000       140,351
    1.79%, 03/15/02                                         32,000        31,884
    1.84%, 03/26/02                                         23,000        22,902

    GE FINANCIAL ASSURANCE HOLDINGS, INC.
    1.83%, 03/20/02                                         75,000        74,704


See the Financial Notes, which are integral to this information.

SCHWAB MONEY MARKET FUND - FINANCIALS

PORTFOLIO HOLDINGS Continued
As of December 31, 2001.


ISSUER                                                 FACE VALUE    MKT. VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)

    GENERAL ELECTRIC CAPITAL CORP.
    2.23%, 01/24/02                                        220,000       219,688
    2.11%, 01/28/02                                         25,000        24,961
    2.12%, 01/29/02                                         45,000        44,926
    2.38%, 02/01/02                                         28,000        27,943
    2.32%, 02/06/02                                        130,000       129,701
    2.32%, 02/07/02                                        150,000       149,645
    2.17%, 02/21/02                                         70,000        69,787
    2.17%, 02/22/02                                        250,000       249,224
    2.10%, 02/25/02                                        160,000       159,489
    2.10%, 02/26/02                                        260,000       259,155
    1.87%, 03/01/02                                        154,000       153,531
    1.88%, 03/01/02                                         25,000        24,923
    2.34%, 03/08/02                                         30,000        29,872
    1.81%, 03/27/02                                         35,000        34,851

    GENERAL ELECTRIC CAPITAL SERVICES
    2.30%, 02/13/02                                         74,000        73,798
    2.28%, 02/14/02                                         70,000        69,807
    2.10%, 02/26/02                                         20,000        19,935
    1.83%, 03/20/02                                         64,000        63,748

*   GIRO FUNDING US CORP.
    1.99%, 01/11/02                                         20,000        19,989
    1.99%, 01/14/02                                        150,000       149,893
    2.54%, 01/22/02                                         16,000        15,976
    2.09%, 02/01/02                                        100,000        99,821
    2.36%, 02/11/02                                         29,000        28,923
    2.30%, 02/15/02                                         55,000        54,843
    2.09%, 02/22/02                                         18,000        17,946

*   GIRO MULTI FUNDING CORP.
    2.07%, 01/02/02                                         27,563        27,561
    2.12%, 01/03/02                                         15,632        15,630
    2.54%, 01/31/02                                         27,410        27,352
    1.80%, 02/12/02                                         50,000        49,896
    2.05%, 02/28/02                                         39,410        39,280
    1.80%, 03/15/02                                         34,381        34,256
    1.97%, 03/28/02                                         45,697        45,483

    GOLDMAN SACHS GROUP, INC.
    3.04%, 03/13/02                                        268,000       266,417

*o  GREENWICH FUNDING CORP.
    1.96%, 01/09/02                                        136,000       135,941
    1.96%, 01/10/02                                        109,000       108,947
    2.58%, 01/11/02                                         90,000        89,936

*   GREYHAWK FUNDING, L.L.C.
    2.06%, 02/13/02                                        140,000       139,657

    Halifax, PLC
    2.24%, 02/19/02                                         60,000        59,819

*+  HALOGEN CAPITAL COMPANY, L.L.C.
    2.33%, 01/14/02                                         29,240        29,216
    2.62%, 01/14/02                                         40,000        39,962
    2.37%, 01/17/02                                         50,618        50,565
    2.20%, 01/18/02                                          8,046         8,038
    2.05%, 02/14/02                                         30,000        29,925
    2.08%, 02/15/02                                         30,000        29,922

*   HATTERAS FUNDING CORP.
    2.25%, 01/24/02                                         45,000        44,936
    2.30%, 01/29/02                                        100,000        99,822
    2.23%, 02/01/02                                         30,000        29,943
    1.94%, 02/11/02                                         45,000        44,901
    1.79%, 03/13/02                                         24,000        23,916

*+  INDEPENDENCE FUNDING, L.L.C.
    1.85%, 01/11/02                                         39,270        39,250
    1.92%, 02/13/02                                        128,684       128,390
    1.89%, 02/25/02                                         50,595        50,450

*+  INTREPID FUNDING MASTER TRUST
    2.10%, 01/08/02                                         91,302        91,265
    2.05%, 02/27/02                                        100,072        99,749
    1.87%, 03/22/02                                          6,055         6,030

    J.P. MORGAN CHASE & Co.
    2.24%, 01/23/02                                        200,000       199,727
    2.00%, 02/19/02                                        100,000        99,729
    2.00%, 02/20/02                                        338,000       337,066
    2.00%, 02/21/02                                        300,000       299,154
    1.83%, 04/03/02                                        130,000       129,395

*   JUPITER SECURITIZATION CORP.
    1.92%, 01/14/02                                         35,945        35,920
    1.92%, 01/16/02                                         45,120        45,084
    2.22%, 01/28/02                                          7,902         7,889
    1.88%, 01/29/02                                        125,000       124,817
    2.05%, 01/30/02                                         15,000        14,975
    2.21%, 01/30/02                                         10,228        10,210
    2.11%, 02/26/02                                          7,200         7,176

*   K2 (USA), L.L.C.
    2.36%, 01/18/02                                         18,000        17,980
    2.88%, 01/18/02                                         10,000         9,987
    3.51%, 02/08/02                                         63,000        62,771
    3.49%, 02/14/02                                         23,000        22,904
    2.63%, 02/15/02                                         20,000        19,935
    3.44%, 02/26/02                                         16,000        15,916
    2.33%, 03/04/02                                         12,000        11,952
    2.34%, 03/04/02                                         40,000        39,840
    2.64%, 03/06/02                                         20,000        19,907
    3.43%, 03/11/02                                         34,000        33,780


See the Financial Notes, which are integral to this information.

ISSUER                                                 FACE VALUE    MKT. VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)

    2.35%, 03/15/02                                         52,000        51,754
    3.50%, 03/15/02                                         25,000        24,826
    2.50%, 03/22/02                                          9,000         8,951
    2.51%, 03/28/02                                         27,500        27,337
    2.32%, 04/08/02                                         67,000        66,587
    2.33%, 04/15/02                                         20,977        20,838
    2.32%, 04/17/02                                         14,000        13,906
    2.05%, 05/30/02                                         15,000        14,874

*+  KITTY HAWK FUNDING CORP.
    2.15%, 01/07/02                                         54,089        54,070
    1.88%, 01/15/02                                        100,000        99,927
    2.01%, 01/31/02                                         25,805        25,762
    1.91%, 02/07/02                                         50,000        49,902
    1.99%, 02/28/02                                         10,379        10,346
    2.06%, 03/08/02                                         34,000        33,872
    1.81%, 03/11/02                                         50,000        49,828
    1.84%, 03/18/02                                         16,348        16,285
    2.50%, 03/20/02                                         21,431        21,316
    1.89%, 04/30/02                                         28,191        28,016

    LANDESBANK SCHLESWIG-HOLSTEIN GIROZENTRALE
    5.30%, 01/03/02                                        100,000        99,972
    5.42%, 01/17/02                                         50,000        49,886
    2.03%, 02/19/02                                         20,000        19,945
    2.03%, 02/26/02                                          1,000           997
    1.82%, 03/20/02                                         40,000        39,843
    4.29%, 04/25/02                                         40,000        39,479
    1.84%, 06/10/02                                          4,000         3,968
    1.90%, 06/11/02                                         85,000        84,283

*   LEXINGTON PARKER CAPITAL CORP.
    2.32%, 01/17/02                                         51,053        51,001
    2.33%, 01/17/02                                         30,000        29,969
    3.65%, 01/23/02                                        160,000       159,649
    3.66%, 01/23/02                                          4,000         3,991
    3.53%, 01/24/02                                         30,000        29,933
    3.65%, 01/25/02                                         45,000        44,892
    2.14%, 02/05/02                                         50,000        49,896
    3.49%, 03/01/02                                         25,000        24,859
    2.30%, 04/17/02                                         20,035        19,901

*   LINKS FINANCE, L.L.C.
    3.59%, 01/23/02                                         27,000        26,942
    3.49%, 02/15/02                                         17,000        16,927
    1.86%, 02/25/02                                         20,000        19,943
    1.91%, 03/04/02                                         29,000        28,905
    1.94%, 03/06/02                                         22,000        21,925
    2.48%, 03/11/02                                         16,000        15,925
    2.16%, 04/29/02                                         16,000        15,888
    2.05%, 05/08/02                                         11,000        10,921

    LLOYDS TSB BANK, PLC
    2.04%, 02/04/02                                        170,000       169,674
    1.81%, 03/21/02                                         94,000        93,629

*   MARKET STREET FUNDING CORP.
    2.12%, 01/08/02                                         45,000        44,982

    MORGAN STANLEY, DEAN WITTER & CO., INC.
    1.84%, 02/13/02                                         50,000        49,891
    1.84%, 02/25/02                                        110,000       109,692
    2.00%, 02/26/02                                         88,000        87,727
    2.01%, 02/27/02                                        200,000       199,368

*   NEWCASTLE CERTIFICATES PROGRAM
    2.09%, 01/15/02                                         91,300        91,226
    1.80%, 01/18/02                                        115,000       114,902
    2.13%, 01/29/02                                         62,649        62,546
    2.11%, 02/21/02                                         19,000        18,943

*   PARK AVENUE RECEIVABLES CORP.
    1.82%, 01/14/02                                         80,168        80,115

*   PREFERRED RECEIVABLES FUNDING CORP.
    2.11%, 01/11/02                                        120,000       119,930
    2.23%, 01/25/02                                         67,145        67,046
    2.13%, 02/05/02                                         46,320        46,225

*   QUINCY CAPITAL CORP.
    2.03%, 01/04/02                                         82,754        82,740
    2.10%, 01/09/02                                         35,000        34,984

*+  RECEIVABLES CAPITAL CORP.
    2.10%, 02/19/02                                         19,711        19,655

    ROYAL BANK OF CANADA
    1.96%, 02/13/02                                         11,500        11,473

    SALOMON SMITH BARNEY HOLDINGS, INC.
    1.95%, 01/02/02                                        230,000       229,988

    SAN PAOLO IMI U.S. FINANCIAL CO.
    1.90%, 02/12/02                                         70,000        69,846
    2.07%, 02/26/02                                         20,000        19,936

    SANTANDER FINANCIAL (DELAWARE), INC.
    2.12%, 02/01/02                                         95,000        94,828
    2.03%, 02/07/02                                         80,000        79,834
    1.89%, 03/04/02                                         50,000        49,838
    1.89%, 03/05/02                                         16,000        15,947

*   SIGMA FINANCE, INC.
    2.08%, 02/25/02                                          7,000         6,978
    2.55%, 02/25/02                                         10,000         9,962
    3.31%, 03/07/02                                         90,000        89,470
    2.80%, 03/11/02                                         50,000        49,736
    2.63%, 03/21/02                                         11,000        10,937
    2.34%, 04/03/02                                         36,000        35,787

See the Financial Notes, which are integral to this information.

SCHWAB MONEY MARKET FUND - FINANCIALS

PORTFOLIO HOLDINGS Continued
As of December 31, 2001.


ISSUER                                                 FACE VALUE    MKT. VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)

    2.32%, 04/11/02                                         25,000        24,841
    2.33%, 04/17/02                                         20,000        19,865
    2.05%, 05/02/02                                         30,000        29,795

*   SIGMA FINANCE, INC., 144A
    4.80%, 04/25/02                                         80,000        80,000
    4.32%, 05/08/02                                         50,000        50,005
    4.20%, 05/15/02                                         30,000        29,989
    4.06%, 06/17/02                                         54,000        54,010
    3.92%, 07/22/02                                         48,000        48,045
    3.93%, 07/22/02                                         50,000        50,044
    3.77%, 08/02/02                                        100,000       100,000
    3.37%, 09/20/02                                        100,000       100,183
    2.83%, 09/25/02                                         60,000        60,000
    2.50%, 10/16/02                                         50,000        50,023
    2.50%, 10/23/02                                         90,000        90,000
    2.60%, 11/15/02                                         25,000        24,873

    SOCIETE GENERALE, N.A., INC.
    2.30%, 02/12/02                                        279,000       278,258
    2.01%, 02/28/02                                        230,000       229,259

*   STELLAR FUNDING GROUP, INC.
    1.96%, 01/07/02                                         11,746        11,742
    2.29%, 01/16/02                                          9,000         8,991
    2.33%, 01/16/02                                         17,795        17,778
    3.67%, 01/23/02                                         13,620        13,590
    2.27%, 01/24/02                                         22,478        22,446
    2.14%, 01/31/02                                         15,000        14,973
    2.54%, 02/05/02                                         16,028        15,989
    3.52%, 02/05/02                                         15,627        15,574
    2.53%, 02/13/02                                         16,540        16,490
    2.11%, 02/15/02                                         13,000        12,966
    1.91%, 02/27/02                                         11,226        11,192
    2.52%, 02/28/02                                         19,450        19,372
    2.53%, 03/13/02                                          9,126         9,081
    1.86%, 03/18/02                                         15,844        15,782
    1.87%, 03/18/02                                          9,944         9,905
    2.51%, 03/20/02                                         15,222        15,140
    2.34%, 04/10/02                                         17,000        16,892
    2.30%, 04/11/02                                         17,168        17,060
    2.11%, 04/29/02                                         14,000        13,904
    1.91%, 05/06/02                                         12,119        12,039

    SVENSKA HANDELSBANKEN, INC.
    2.26%, 02/08/02                                         70,000        69,834
    1.81%, 03/20/02                                         40,000        39,844

*+  TRIPLE-A ONE FUNDING CORP.
    1.96%, 01/10/02                                         64,193        64,162
    1.90%, 01/11/02                                         25,439        25,426
    2.21%, 01/28/02                                         14,114        14,091

*+  TULIP FUNDING CORP.
    2.11%, 01/07/02                                         25,000        24,991
    2.30%, 02/15/02                                         37,412        37,305
    2.26%, 02/20/02                                         93,485        93,194
    1.81%, 03/11/02                                         65,000        64,776
    2.30%, 03/18/02                                         70,000        69,664

    TYCO CAPITAL CORP.
    2.17%, 02/11/02                                        105,000       104,742
    2.11%, 02/26/02                                        168,000       167,451
    1.89%, 03/01/02                                         31,000        30,904
    1.79%, 03/08/02                                         37,000        36,879

*   VARIABLE FUNDING CAPITAL CORP.
    2.10%, 01/03/02                                        135,000       134,984
    2.10%, 01/04/02                                        140,000       139,976
    2.11%, 01/04/02                                        190,000       189,967
    1.97%, 01/07/02                                         45,311        45,296
    2.11%, 01/07/02                                         25,000        24,991
    2.61%, 02/21/02                                         40,000        39,854

*   WCP FUNDING, INC.
    1.90%, 01/15/02                                         40,000        39,970
    2.08%, 02/22/02                                         98,000        97,707

    WESTPAC CAPITAL CORP.
    1.91%, 02/12/02                                         56,800        56,674
    2.26%, 04/17/02                                         71,000        70,534

*   WINDMILL FUNDING
    1.98%, 01/02/02                                         25,000        24,999
    1.98%, 01/09/02                                         12,000        11,995
    2.22%, 01/25/02                                        100,000        99,853
    2.25%, 01/25/02                                        100,000        99,851
    2.13%, 01/29/02                                         50,000        49,918
    2.18%, 01/29/02                                         14,000        13,976
    2.13%, 01/30/02                                         50,000        49,915
    2.08%, 02/22/02                                         25,000        24,925
    1.84%, 03/21/02                                         42,000        41,831
                                                                      ----------
                                                                      23,420,448

    CERTIFICATES OF DEPOSIT 39.1%
    ----------------------------------------------------------------------------

    ABBEY NATIONAL TREASURY SERVICES, PLC
    2.06%, 02/01/02                                         49,000        49,005
    2.05%, 02/05/02                                        120,000       120,000
    2.05%, 02/06/02                                        130,000       130,000
    2.01%, 02/22/02                                         85,000        85,000
    2.22%, 04/02/02                                         54,000        54,025
    4.20%, 05/30/02                                         98,000        98,000
    3.86%, 07/22/02                                         82,000        82,000


See the Financial Notes, which are integral to this information.

ISSUER                                                 FACE VALUE    MKT. VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)

    ABN AMRO BANK, NV
    2.28%, 04/15/02                                         15,000        15,002

    AMERICAN EXPRESS CENTURION BANK
    2.55%, 01/10/02                                        100,000       100,000
    2.10%, 02/05/02                                         90,000        90,000

    AUSTRALIA & NEW ZEALAND BANKING GROUP, LTD.
    2.23%, 03/22/02                                         75,000        75,008
    2.28%, 04/19/02                                         50,000        50,001

    BANCO BILBAO VIZCAYA ARGENTARIA SA
    1.95%, 02/15/02                                         47,000        47,000
    1.83%, 03/27/02                                         47,000        47,002

    BANK OF MONTREAL
    1.90%, 03/11/02                                         69,000        69,000
    1.75%, 03/14/02                                        148,000       148,000
    1.75%, 03/15/02                                        150,000       150,000

    BANK OF NOVA SCOTIA
    2.10%, 02/05/02                                         50,000        50,000
    1.90%, 02/13/02                                         95,000        95,001
    1.95%, 02/15/02                                         50,000        50,000
    2.00%, 02/20/02                                         55,000        55,000
    2.05%, 02/20/02                                         10,000        10,000
    2.01%, 03/01/02                                         99,000        99,000
    1.92%, 03/05/02                                         25,000        25,000
    1.77%, 03/12/02                                         45,000        45,000
    1.89%, 03/12/02                                         25,000        25,000
    1.81%, 03/21/02                                        100,000       100,000
    1.81%, 03/27/02                                        133,000       133,000

    BANK OF SCOTLAND
    2.25%, 04/19/02                                         60,000        60,000

    BANK OF SCOTLAND TREASURY SERVICES, PLC
    2.16%, 02/28/02                                         65,000        65,000
    1.90%, 03/05/02                                        180,000       180,002
    1.82%, 04/05/02                                         10,000        10,002
    2.24%, 04/05/02                                         25,000        25,005

    BARCLAYS BANK, PLC
    2.05%, 01/16/02                                        144,000       143,996
    2.09%, 01/22/02                                        153,000       153,000
    1.78%, 03/11/02                                         49,000        49,012
    4.43%, 04/10/02                                         47,000        47,000
    2.22%, 04/18/02                                         50,000        50,346
    4.29%, 04/25/02                                         50,000        50,000
    4.11%, 05/09/02                                         25,000        25,001

    BAYERISCHE HYPO-UND VEREINSBANK, AG
    2.05%, 01/25/02                                        110,000       110,000
    1.92%, 02/13/02                                         25,000        25,000
    1.95%, 02/14/02                                        100,000       100,000
    2.01%, 02/15/02                                         60,000        60,000
    2.30%, 02/19/02                                         90,000        90,000
    2.01%, 02/20/02                                        175,000       175,000
    1.86%, 03/06/02                                         88,000        88,000
    1.86%, 03/07/02                                         90,000        90,000
    1.75%, 03/21/02                                         10,000        10,000

    BAYERISCHE LANDESBANK GIROZENTRALE
    2.30%, 02/05/02                                         19,500        19,549
    1.87%, 03/06/02                                        220,000       220,004
    4.53%, 04/12/02                                        145,000       145,000

    BNP PARIBAS
    2.32%, 02/04/02                                        183,000       183,000
    2.32%, 02/05/02                                        150,000       150,000
    1.89%, 02/13/02                                         20,000        20,000
    1.86%, 03/08/02                                         98,000        98,000
    1.75%, 03/14/02                                         50,000        50,000
    1.82%, 03/18/02                                         65,000        64,993
    1.82%, 03/19/02                                        150,000       150,002
    2.22%, 03/22/02                                        466,000       466,000

    CANADIAN IMPERIAL BANK OF COMMERCE
    5.41%, 01/22/02                                         48,000        48,000
    4.62%, 03/28/02                                         94,000        93,996
    4.64%, 03/28/02                                         25,000        24,999
    3.84%, 07/22/02                                        450,000       449,988
    3.88%, 07/23/02                                         76,000        75,992
    3.80%, 07/31/02                                         80,000        79,993

    CHASE MANHATTAN BANK N.A. USA,
    2.10%, 02/01/02                                        278,000       278,000
    1.85%, 03/07/02                                        282,000       282,000
    1.85%, 03/08/02                                        350,000       350,000

    CITIBANK, N.A.
    2.05%, 02/21/02                                        150,000       150,000
    1.86%, 03/07/02                                        239,000       239,000
    1.80%, 04/02/02                                        100,000       100,000

    COMMERZBANK, AG
    1.79%, 03/13/02                                        233,000       233,000

    CREDIT AGRICOLE INDOSUEZ
    2.03%, 02/08/02                                        150,000       150,000
    1.75%, 03/18/02                                        110,000       110,000

    DANSKE BANK A/S
    1.96%, 02/14/02                                         50,000        50,000
    1.84%, 02/27/02                                         48,000        48,000
    1.89%, 03/14/02                                         80,000        80,002

    DEN NORSKE BANK
    2.11%, 02/06/02                                         22,000        22,000

See the Financial Notes, which are integral to this information.

SCHWAB MONEY MARKET FUND - FINANCIALS

PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

ISSUER                                                 FACE VALUE    MKT. VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)

    DEUTSCHE BANK, AG
    2.23%, 02/08/02                                        255,000       255,000
    4.81%, 03/15/02                                        300,000       299,983
    2.47%, 03/19/02                                        455,000       455,000
    3.80%, 07/19/02                                        105,000       104,992
    3.70%, 10/04/02                                         50,000        49,996

    DRESDNER BANK, AG
    2.19%, 01/28/02                                         45,000        45,002
    2.07%, 03/05/02                                         70,000        70,000
    1.91%, 03/06/02                                         95,000        95,000
    1.80%, 03/18/02                                         65,000        65,000

    FIRST TENNESSEE BANK, N.A.
    2.21%, 01/28/02                                         20,000        20,000

    FORENINGSSPARBANKEN AB (SWEDBANK)
    1.81%, 03/21/02                                         50,000        50,000

    HALIFAX, PLC
    2.31%, 02/04/02                                         50,000        50,007
    2.04%, 02/05/02                                         25,000        25,001
    2.30%, 02/19/02                                         90,000        90,000
    2.08%, 02/28/02                                         25,000        25,000
    1.91%, 03/11/02                                         73,000        72,997
    1.81%, 03/20/02                                        150,000       150,000
    2.22%, 03/26/02                                         20,000        20,000
    2.23%, 04/19/02                                         25,000        25,003
    2.05%, 04/25/02                                        100,000       100,059
    1.90%, 06/05/02                                         60,000        60,000
    2.57%, 09/25/02                                         50,000        50,000

    ING BANK NV
    3.72%, 01/11/02                                         20,000        20,000
    1.91%, 02/11/02                                         49,000        49,000
    2.06%, 02/28/02                                         87,000        87,000
    1.97%, 03/04/02                                         29,000        29,000
    1.89%, 03/05/02                                         75,000        75,000
    1.90%, 03/11/02                                         75,000        75,000
    1.77%, 03/14/02                                        256,000       256,000
    1.77%, 03/15/02                                        260,000       260,000
    1.77%, 03/18/02                                        125,000       125,000
    1.82%, 03/19/02                                        150,000       150,000
    1.83%, 03/25/02                                         45,000        45,000
    1.83%, 03/28/02                                         69,000        69,000

    J.P. MORGAN CHASE BANK
    1.75%, 03/15/02                                         93,000        93,000
    1.75%, 03/18/02                                        275,000       275,000

    LANDESBANK BADEN WURTTEMBERG
    2.02%, 02/15/02                                         92,000        91,987
    2.02%, 02/19/02                                         50,000        50,000
    2.03%, 02/25/02                                        100,000       100,000
    2.05%, 02/27/02                                         95,000        95,003
    2.06%, 02/28/02                                         75,000        75,001
    1.81%, 03/21/02                                         49,000        49,001
    1.84%, 03/28/02                                         28,000        28,000

    LANDESBANK HESSEN-THURINGEN GIROZENTRALE
    2.10%, 02/04/02                                         65,000        65,000
    1.89%, 02/11/02                                         25,000        25,001
    3.45%, 02/28/02                                         50,000        50,000
    3.30%, 03/04/02                                         50,000        50,004

    LLOYDS TSB BANK, PLC
    1.91%, 02/11/02                                         18,000        17,999
    1.95%, 02/13/02                                         35,000        34,998
    2.03%, 02/25/02                                        196,000       196,000
    1.87%, 03/04/02                                         50,000        50,000
    1.75%, 03/13/02                                         30,000        30,000
    1.80%, 03/21/02                                         50,000        50,000
    1.80%, 03/26/02                                        120,000       120,000

    NATIONAL AUSTRALIA BANK, LTD.
    4.44%, 04/12/02                                         75,000        75,000

    NATIONAL BANK OF CANADA
    1.89%, 02/13/02                                         25,000        25,000

    NATIONAL WESTMINSTER BANK, PLC
    4.10%, 05/01/02                                         50,000       50,025

    NORDDEUTSCHE LANDESBANK GIROZENTRALE
    2.18%, 01/28/02                                         46,000        46,002
    1.91%, 02/11/02                                         75,000        75,000
    1.90%, 02/13/02                                         90,000        90,002
    2.07%, 02/28/02                                        115,000       115,002
    2.22%, 04/12/02                                         40,000        40,243

    NORDEA BANK FINLAND, PLC
    1.95%, 03/01/02                                         65,000        65,000
    1.81%, 03/20/02                                        100,000       100,002
    1.81%, 03/21/02                                         60,000        60,000

    RABOBANK NEDERLAND, NV
    2.36%, 01/03/03                                        100,000        99,955
    1.80%, 03/25/02                                         25,000        25,000
    4.43%, 04/02/02                                         47,000        47,015
    4.04%, 07/08/02                                        100,000       100,003

    ROYAL BANK OF CANADA
    5.41%, 01/22/02                                         45,000        45,000
    2.10%, 02/04/02                                         50,000        49,999
    1.88%, 02/11/02                                        160,000       160,000
    1.78%, 03/12/02                                         15,000        15,001
    4.62%, 03/28/02                                         50,000        49,998

See the Financial Notes, which are integral to this information.

ISSUER                                                 FACE VALUE    MKT. VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)

    4.47%, 04/12/02                                         46,000        45,998
    4.64%, 04/18/02                                         70,000        70,000
    4.05%, 07/08/02                                        100,000        99,997
    3.88%, 07/23/02                                        100,000        99,989
    3.80%, 07/26/02                                          6,000         6,001
    4.02%, 08/07/02                                         75,000        74,998

    ROYAL BANK OF SCOTLAND
    3.90%, 07/29/02                                         45,000        44,995
    2.56%, 09/25/02                                         92,000        92,000
    3.67%, 10/04/02                                         98,000        97,993
    2.74%, 12/27/02                                         99,000        98,981

    SAN PAOLO IMI SPA
    2.02%, 02/27/02                                        100,000       100,001
    2.06%, 03/01/02                                         99,000        99,422
    1.92%, 03/11/02                                         50,000        50,000
    1.82%, 03/13/02                                         75,000        74,997
    1.81%, 03/18/02                                         25,000        25,000

    SOCIETE GENERALE
    1.81%, 03/21/02                                        300,000       300,000
    1.81%, 03/27/02                                        115,000       115,000

    SVENSKA HANDELSBANKEN
    1.89%, 02/11/02                                         25,000        25,089
    1.77%, 03/11/02                                         70,000        70,001
    1.78%, 03/12/02                                         95,000        95,002
    1.77%, 03/22/02                                         50,000        50,001
    1.78%, 03/22/02                                         25,000        25,147

    TORONTO DOMINION BANK
    2.05%, 01/04/02                                        160,000       160,000
    2.47%, 01/06/03                                         46,000        46,000
    1.95%, 02/15/02                                         24,000        24,000
    1.75%, 03/13/02                                        100,000       100,000
    1.81%, 03/26/02                                         30,000        30,000
    1.81%, 03/27/02                                        200,000       200,000
    4.65%, 04/18/02                                         30,000        30,000
    2.05%, 11/12/02                                         50,000        50,000
    2.50%, 12/17/02                                         50,000        50,009

    UBS AG
    2.43%, 01/06/03                                         50,000        50,000
    2.44%, 01/06/03                                         47,000        47,005
    1.86%, 03/06/02                                         51,000        51,000
    1.90%, 03/12/02                                        160,000       160,002
    1.89%, 03/14/02                                        200,000       200,002
    3.82%, 07/19/02                                        140,000       139,989
    3.81%, 07/23/02                                        210,000       209,989
    2.40%, 11/20/02                                        100,000        99,991

    UNICREDITO ITALIANO SPA
    1.84%, 01/14/02                                         84,000        84,000
    2.42%, 01/16/02                                         15,000        15,000
    2.25%, 01/28/02                                         70,000        70,001
    2.54%, 01/28/02                                         30,000        30,000
    2.11%, 02/04/02                                        140,000       140,000
    2.12%, 02/05/02                                        140,000       140,000
    1.92%, 02/11/02                                        180,000       180,003

    WESTDEUTSCHE LANDESBANK GIROZENTRALE
    1.90%, 02/12/02                                        130,000       130,000
    2.30%, 02/20/02                                         62,000        62,000
    3.30%, 03/04/02                                         25,000        25,005
    1.90%, 03/11/02                                         50,000        50,000
    1.81%, 03/26/02                                        194,000       194,000
    1.82%, 03/26/02                                        200,000       200,000

    WILMINGTON TRUST CO.
    1.81%, 03/25/02                                         25,000        25,000
                                                                      ----------
                                                                      19,184,815

    BANK NOTES 1.5%
    ----------------------------------------------------------------------------

    BANK OF NEW YORK
    4.50%, 03/28/02                                         25,000        24,999
    2.22%, 04/11/02                                         50,000        50,291
    2.48%, 10/17/02                                         93,000        92,989

    LASALLE BANK, N.A.
    2.08%, 02/06/02                                        128,000       128,000
    4.50%, 03/28/02                                         27,000        26,999

    WELLS FARGO BANK, N.A.
    2.10%, 01/30/02                                        145,000       145,000
    1.80%, 03/20/02                                        260,000       260,000
                                                                      ----------
                                                                         728,278

    PROMISSORY NOTES 1.4%
    ----------------------------------------------------------------------------
o   THE GOLDMAN SACHS GROUP, INC.
    3.80%, 01/14/02                                         80,000        80,000
    2.60%, 01/31/02                                        135,000       135,000
    3.54%, 02/21/02                                        200,000       200,000
    2.00%, 03/06/02                                        146,000       146,000
    2.00%, 06/04/02                                         75,000        75,000
    1.93%, 06/12/02                                         70,000        70,000
                                                                      ----------
                                                                         706,000

See the Financial Notes, which are integral to this information.

SCHWAB MONEY MARKET FUND - FINANCIALS

PORTFOLIO HOLDINGS Continued
As of December 31, 2001.


ISSUER                                                 FACE VALUE    MKT. VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)

    VARIABLE-RATE OBLIGATIONS 2.0% of investments
+   6700 CHERRY AVENUE PARTNERS
    Demand Bond Series 1993
    2.23%, 01/07/02                                          9,300         9,300

*   BETA FINANCE, INC., 144A
    1.88%, 01/15/02                                        142,000       141,996

+   CFM INTERNATIONAL, INC., 144A
    2.10%, 01/07/02                                         33,005        33,005

+   CITY OF SANTA ROSA
    VRD Wastewater Series 1998A
    2.00%, 01/07/02                                         15,050        15,050

o   GENERAL ELECTRIC LIFE & ANNUITY ASSURANCE CO., 144A
    2.19%, 01/30/02                                         50,000        50,000
    2.20%, 01/30/02                                        100,000       100,000

+   LOANSTAR ASSETS PARTNERS II, L.P.
    2.12%, 01/02/02                                         45,000        45,000

+   LOWNDES CORP., GEORGIA
    Taxable Demand Bond Series 1997
    2.05%, 01/07/02                                          6,600         6,600

+   MERLOT TRUST
    Series 2000A, 144A
    2.08%, 01/07/02                                         15,470        15,470

+   MERLOT TRUST
    Series 2000B, 144A
    2.08%, 01/07/02                                         32,630        32,630

+   MERLOT TRUST
    Series 2001A,144A
    2.08%, 01/07/02                                         35,065        35,065

o   METROPOLITAN LIFE INSURANCE CO., 144A
    2.19%, 01/30/02                                         50,000        50,000

o   MONUMENTAL LIFE INSURANCE CO., 144A
    2.25%, 01/02/02                                        100,000       100,000

    MORGAN STANLEY, DEAN WITTER & CO., 144A
    1.96%, 01/15/02                                         50,000        50,000

+   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
    Adjustable Rate Lease Revenue
    Taxable Bonds (Barnes & Noble, Inc.
    Distribution & Freight Consolidation
    Center Project) Series 1995A
    1.89%, 01/07/02                                         17,090        17,090

    Adjustable Rate Lease Revenue Taxable Bonds
    (Barnes & Noble, Inc. Distribution &
    Freight Consolidation Center Project) Series B
    1.89%, 01/07/02                                         10,000        10,000

    Adjustable Rate Money Market Securities
    (GE Aerospace Camden Development Project)
    Series A
    1.95%, 01/07/02                                          6,150         6,150

    Adjustable Rate Money Market Securities
    (GE Aerospace Camden Development Project)
    Series B
    1.95%, 01/07/02                                         10,000        10,000

o   PACIFIC LIFE INSURANCE CO., 144A
    2.19%, 01/02/02                                        100,000       100,000

*   SIGMA FINANCE, INC., 144A
    1.93%, 01/25/02                                         30,000        30,002

+   SISTERS OF MERCY OF THE AMERICAS REGIONAL
    Community of Omaha, Nebraska
    Series 2001
    1.93%, 01/07/02                                         11,860        11,860

*+  STRATEGIC MONEY MARKET TRUST
    Series 2001M,144A
    1.90%, 03/13/02                                         15,000        15,000

+   THE COMMUNITY REDEVELOPMENT AGENCY OF THE CITY OF
    LOS ANGELES, CALIFORNIA
    (Bunker Hill Project) Subordinate Tax Allocation
    Refunding Bonds Series 1997A
    2.10%, 01/07/02                                         10,000        10,000

o   UNITED OF OMAHA LIFE INSURANCE CO., 144A
    2.00%, 04/01/02                                         60,000        60,000
                                                                      ----------
                                                                         954,218

See the Financial Notes, which are integral to this information.

ISSUER                                             FACE VALUE    MKT. VALUE
RATE, MATURITY DATE                                ($ X 1,000)   ($ X 1,000)

FIXED-RATE - U.S. GOVERNMENT SECURITIES
1.8% of investments

DISCOUNT NOTES 1.7%
----------------------------------------------------------------------------

FANNIE MAE
2.00%, 01/31/02                                        400,000       399,337

FEDERAL HOME LOAN BANK
2.00%, 02/06/02                                         25,000        24,950

FREDDIE MAC
2.00%, 01/31/02                                        130,571        30,358
2.01%, 02/07/02                                        295,002        94,394
                                                                  ----------
                                                                     849,039
COUPON NOTES 0.1%
----------------------------------------------------------------------------

FEDERAL HOME LOAN BANK
6.75%, 05/01/02                                         60,000        60,873

OTHER INVESTMENTS 6.4% of investments

                                                 MATURITY VALUE  MKT. VALUE
SECURITY                                           ($ X 1,000)   ($ X 1,000)

REPURCHASE AGREEMENTS 6.4%
----------------------------------------------------------------------------

BANK OF AMERICA SECURITIES, L.L.C.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities 1.84%,
issued 12/31/01, due 01/02/02                          500,051       500,000

CREDIT SUISSE FIRST BOSTON CORP.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities
1.82%, issued 12/31/01, due 01/02/02                   387,100       387,061

SALOMON SMITH BARNEY, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities 1.82%,
issued 12/31/01, due 01/02/02                          360,036       360,000

UBS PAINEWEBBER, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities
1.82%, issued 12/31/01,
    due 01/02/02                                       970,098       970,000
1.75%, issued 12/11/01,
    due 01/07/02                                       560,735       560,000
1.87%, issued 11/07/01,
    due 01/07/02                                       117,371       117,000
1.87%, issued 11/08/01,
    due 01/07/02                                       250,780       250,000
                                                                  ----------
                                                                   3,144,061

--------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See the Financial Notes, which are integral to this information.

SCHWAB MONEY MARKET FUND - FINANCIALS

Statement of
ASSETS AND LIABILITIES
As of December 31, 2001. All numbers x 1,000 except NAV.


ASSETS
----------------------------------------------------------------------
Investments, at market value                            $   49,047,732 a
Interest receivable                                            173,410
Prepaid expenses                                        +        1,925
                                                        --------------
TOTAL ASSETS                                                49,223,067

LIABILITIES
----------------------------------------------------------------------
Payables:
    Dividends to shareholders                                    2,253
    Investments bought                                         100,000
    Investment adviser and administrator fees                    1,138
    Transfer agent and shareholder service fees                  1,815
Accrued expenses                                        +        2,064
                                                        --------------
TOTAL LIABILITIES                                              107,270


NET ASSETS
----------------------------------------------------------------------
TOTAL ASSETS                                                49,223,067
TOTAL LIABILITIES                                       -      107,270
                                                        --------------
NET ASSETS                                              $   49,115,797

NET ASSETS BY SOURCE
Capital received from investors                             49,115,873
Net realized capital losses                                        (76)


NET ASSET VALUE(NAV)


                    SHARES
NET ASSETS     /    OUTSTANDING    =    NAV
$49,115,797         49,116,405          $1.00


a Includes illiquid restricted securities worth $1,515,824, or 3.09% of the fund's investments. The amortized cost for the fund's securities was $49,047,732.


FEDERAL TAX DATA
----------------------------------------------------------------------

COST BASIS OF PORTFOLIO                                  $ 49,047,732

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                                        Loss amount:
    2003                                                          $27
    2007                                                 +         49
                                                         ------------
                                                                  $76

See the Financial Notes, which are integral to this information.

Statement of
OPERATIONS

For January 1, 2001 through December 31, 2001. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------
Interest                                                      $2,027,480

NET REALIZED GAINS
------------------------------------------------------------------------
Net realized gains on investments sold                                31

EXPENSES
------------------------------------------------------------------------
Investment adviser and administrator fees                        145,002 a
Transfer agent and shareholder service fees                      208,488 b
Trustees' fees                                                       138 c
Custodian and portfolio accounting fees                            3,377
Professional fees                                                    185
Registration fees                                                  2,920
Shareholder reports                                                3,698
Other expenses                                              +        193
                                                            ------------
Total expenses                                                   364,001
Expense reduction                                           -     16,521 d
                                                            ------------
NET EXPENSES                                                     347,480

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        2,027,480
NET EXPENSES                                                -    347,480
                                                            ------------
NET INVESTMENT INCOME                                          1,680,000
NET REALIZED GAINS                                          +         31
                                                            ------------
INCREASE IN NET ASSETS FROM OPERATIONS                        $1,680,031



a   Calculated on a graduated basis as a percentage of average daily net assets:
    0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.


b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c   For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2002 to 0.75% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.



See the Financial Notes, which are integral to this information.

SCHWAB MONEY MARKET FUND -- FINANCIALS

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.

OPERATIONS
------------------------------------------------------------------------
                                       1/1/01-12/31/01   1/1/00-12/31/00
Net investment income                       $1,680,000        $2,233,306
Net realized gains                     +            31                62
                                       ---------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS       1,680,031         2,233,368

DISTRIBUTIONS PAID
------------------------------------------------------------------------
Dividends from net investment income        $1,680,000        $2,233,306

TRANSACTIONS IN FUND SHARES a
------------------------------------------------------------------------
Shares sold                                141,136,281       184,154,775
Shares reinvested                            1,653,875         2,185,595
Shares redeemed                        +  (135,497,141)     (180,616,417)
                                       ---------------------------------
NET INCREASE                                 7,293,015         5,723,953

NET ASSETS
------------------------------------------------------------------------
Beginning of period                         41,822,751        36,098,736
Total increase                         +     7,293,046         5,724,015 b
                                       ---------------------------------
END OF PERIOD                            $  49,115,797     $  41,822,751

a Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See the Financial Notes, which are integral to this information.

SCHWAB

GOVERNMENT MONEY FUND

[PHOTO OF KAREN WIGGAN]

"Government agencies continued to redeem callable securities during 2001, replacing them with lower-yielding securities."

      Portfolio Manager
      Karen Wiggan

KAREN WIGGAN, a portfolio manager, has been responsible for day-to-day management of the fund since 1999. She joined the firm in 1987 and has been working in fixed income portfolio management for over seven years.

TICKER SYMBOL     SWGXX
--------------------------------------------------------------------------------
The fund seeks the highest current income consistent with stability of capital and liquidity.
--------------------------------------------------------------------------------

This fund may make sense for investors who are looking for high money market returns along with the added margin of safety provided of U.S. government securities.

MANAGER'S PERSPECTIVE

THE YEAR 2001 WAS ONE OF THE MOST DIFFICULT FOR FINANCIAL MARKETS IS RECENT MEMORY. Stock prices tumbled and the economy contracted, with further damage done by the events of September 11. Seeking to revitalize the economy, the Fed launched an unprecedented series of rate cuts that spanned the entire year, ultimately bringing the Federal Funds target rate to 1.75%, a 40-year low.

THE SUPPLY OF U.S. GOVERNMENT DISCOUNT NOTES REMAINED STRONG FOLLOWING THE SEPTEMBER ATTACKS. Government agencies continued to redeem callable securities with high interest rates and refinance them with lower yielding short-term instruments. Anticipating economic weakness and declining interest rates, we invested in securities with longer maturities. Throughout the year, the fund maintained a dollar-weighted average maturity that was longer than that of the fund's peer group. This strategy enabled the fund to lock in yields for longer periods, which benefited the fund as yields continued to decline over the course of the year.

EXPECTATIONS OF AN ECONOMIC RECOVERY IN 2002 ARE GAINING MOMENTUM. A stronger economy is likely to lead to a rise in interest rates and yields. As a result, we have begun to shorten our dollar-weighted average maturity, enhancing the fund's ability to benefit from increases in interest rates.

SCHWAB GOVERNMENT MONEY FUND

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 as of 12/31/01

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

--------------------------------------------------------------------------------
Seven-Day Yield                                                            1.67%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                                                  1.69%
--------------------------------------------------------------------------------

WEIGHTED AVERAGE MATURITY DURING THE YEAR

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


[LINE GRAPH]

31-Dec-00                47
31-Jan-01                46
28-Feb-01                49
30-Mar-01                58
30-Apr-01                64
31-May-01                59
30-Jun-01                55
31-Jul-01                60
31-Aug-01                59
28-Sep-01                57
31-Oct-01                54
30-Nov-01                54
31-Dec-01                56


PORTFOLIO COMPOSITION 2 as of 12/31/01

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY SECURITY TYPE
-------------------------------------------------------------

[PIE CHART]

1.      49.3%       U.S. Government Discount Notes
2.      43.2%       Repurchase Agreements
3.       6.5%       U.S. Government Coupon Notes
4.       1.0%       U.S. Government Variable-Rate Obligations

BY CREDIT QUALITY
-------------------------------------------------------------

[PIE CHART]

1.     100.0%       Tier 1

1 A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

2 Composition of the fund's portfolio is as of 12/31/01 and is not indicative of holdings after that date.

SCHWAB GOVERNMENT MONEY FUND -- FINANCIALS

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. These figures have been audited by PricewaterhouseCoopers LLP.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS

                                             1/1/01-     1/1/00-    1/1/99-   1/1/98-   1/1/97-
                                            12/31/01    12/31/00   12/31/99  12/31/98  12/31/97
-----------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00       1.00       1.00      1.00      1.00
                                              -------------------------------------------------
Income from investment operations:
    Net investment income                      0.04       0.06       0.04      0.05      0.05
                                              -------------------------------------------------
Less distributions:
    Dividends from net investment income      (0.04)     (0.06)     (0.04)    (0.05)    (0.05)
                                              -------------------------------------------------
Net asset value at end of period               1.00       1.00       1.00      1.00      1.00
                                              =================================================
Total return (%)                               3.63       5.69       4.50      4.88      4.95

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                            0.75       0.75 1     0.75      0.75      0.75
Expense reductions reflected in above ratio    0.09       0.09       0.10      0.17      0.17
Ratio of net investment income to
 average net assets                            3.52       5.54       4.42      4.76      4.84
Net assets, end of period ($ x 1,000,000)     3,054      2,509      2,545     2,207     1,982


1 Would have been 0.76% if certain non-routine expenses (proxy fees) had been included.



See the Financial Notes, which are integral to this information.              25

SCHWAB GOVERNMENT MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS
As of December 31, 2001.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary (in "How to Read This Report").

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 55.8%   FIXED-RATE - U.S. GOVERNMENT SECURITIES
         Market Value: $1,702,300
         Cost: $1,702,300

  1.0%   VARIABLE-RATE - U.S. GOVERNMENT SECURITIES
         Market Value: $30,000
         Cost: $30,000

 43.2%   OTHER INVESTMENTS
         Market Value: $1,316,394
         Cost: $1,316,394
---------------------------------------------------
100.0%   TOTAL INVESTMENTS
         Market Value: $3,048,694
         Cost: $3,048,694

ISSUER                                                FACE VALUE     MKT. VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)

FIXED-RATE - U.S. GOVERNMENT SECURITIES
55.8% of Investments

DISCOUNT NOTES 49.3%
--------------------------------------------------------------------------------

FANNIE MAE
2.67%, 01/03/02                                         15,000        14,998
2.30%, 01/10/02                                         25,000        24,986
3.21%, 01/10/02                                         30,000        29,976
4.54%, 01/11/02                                          5,000         4,994
1.85%, 01/24/02                                         12,000        11,986
2.12%, 01/24/02                                         25,000        24,966
3.54%, 01/24/02                                         25,000        24,944
2.05%, 01/31/02                                         45,000        44,924
3.21%, 01/31/02                                         24,000        23,937
1.88%, 02/07/02                                         20,000        19,962
1.86%, 02/14/02                                         17,471        17,431
3.40%, 02/14/02                                         20,000        19,918
4.43%, 02/22/02                                         23,000        22,858
3.22%, 03/07/02                                          8,000         7,954
2.33%, 03/14/02                                         15,201        15,131
4.28%, 03/20/02                                         25,000        24,777
1.76%, 03/21/02                                          5,000         4,981
2.03%, 04/25/02                                         20,000        19,873
1.80%, 05/16/02                                         20,000        19,866
3.93%, 05/31/02                                         20,575        20,251
3.53%, 08/09/02                                          8,809         8,625
1.99%, 09/20/02                                         40,000        39,429
2.28%, 11/01/02                                         12,000        11,774
2.42%, 11/15/02                                         15,000        14,687
2.22%, 11/29/02                                         22,000        21,560
2.25%, 11/29/02                                         15,000        14,696
2.24%, 12/13/02                                         17,000        16,642

FEDERAL HOME LOAN BANK
1.69%, 01/09/02                                         28,430        28,419
1.75%, 01/11/02                                         25,000        24,988
3.41%, 01/16/02                                          8,065         8,054
2.23%, 01/18/02                                         20,000        19,979
1.80%, 01/25/02                                         36,000        35,957
2.01%, 02/01/02                                         15,000        14,974
2.00%, 02/06/02                                         40,000        39,920
1.86%, 02/12/02                                         22,000        21,953
3.35%, 02/22/02                                         15,000        14,929

FREDDIE MAC
5.23%, 01/03/02                                         25,000        24,993
1.70%, 01/08/02                                         25,000        24,992
1.80%, 01/09/02                                         25,000        24,990

See the Financial Notes, which are integral to this information.

ISSUER                                             FACE VALUE    MKT. VALUE
RATE, MATURITY DATE                                ($ X 1,000)   ($ X 1,000)

1.76%, 01/15/02                                         47,595        47,562
2.06%, 01/17/02                                         13,000        12,988
2.14%, 01/17/02                                         10,325        10,315
2.28%, 01/17/02                                         25,000        24,975
2.27%, 01/25/02                                         20,873        20,842
2.68%, 01/30/02                                         25,000        24,947
2.02%, 02/07/02                                         45,000        44,907
2.26%, 02/08/02                                         29,224        29,155
1.98%, 02/14/02                                         17,000        16,959
4.51%, 02/20/02                                         12,000        11,928
1.91%, 02/21/02                                         12,799        12,765
1.70%, 02/28/02                                         15,000        14,959
4.83%, 02/28/02                                         30,000        29,777
1.76%, 03/01/02                                         30,000        29,914
1.76%, 03/07/02                                         18,000        17,943
1.81%, 03/07/02                                         45,000        44,854
2.02%, 03/15/02                                         20,000        19,919
2.39%, 03/15/02                                         16,026        15,949
4.37%, 03/28/02                                         25,000        24,750
4.56%, 03/28/02                                         30,000        29,688
3.74%, 04/19/02                                         10,000         9,891
1.98%, 04/25/02                                         20,000        19,876
2.05%, 04/25/02                                         12,200        12,122
4.04%, 05/01/02                                         15,000        14,806
3.75%, 06/20/02                                         20,000        19,659
3.83%, 06/26/02                                         15,000        14,729
3.74%, 07/01/02                                          7,000         6,873
3.71%, 07/18/02                                         26,567        26,044
3.74%, 07/18/02                                         14,900        14,605
2.44%, 10/10/02                                         25,000        24,534
2.37%, 11/07/02                                         12,000        11,760
2.44%, 11/07/02                                         10,000         9,795
2.17%, 12/05/02                                         25,000        24,502
                                                                  ----------
                                                                   1,504,566

COUPON NOTES 6.5
------------------------------------------------------------------------------

FANNIE MAE
7.55%, 04/22/02                                         21,000        21,199
6.75%, 08/15/02                                         25,000        25,457
6.25%, 11/15/02                                         10,190        10,511

FEDERAL FARM CREDIT BANK
2.25%, 11/01/02                                         10,000         9,994
6.25%, 12/02/02                                         15,000        15,524

FEDERAL HOME LOAN BANK
5.25%, 01/23/02                                         30,000        30,009
5.25%, 04/25/02                                         24,500        24,581
6.75%, 05/01/02                                         45,000        45,460

STUDENT LOAN MORTGAGE ASSOCIATION
3.75%, 07/01/02                                         15,000        14,999
                                                                  ----------
                                                                     197,734

VARIABLE-RATE - U.S. GOVERNMENT SECURITIES
1.0% of Investments

COUPON NOTES 1.0%
-------------------------------------------------------------------------------

STUDENT LOAN MORTGAGE ASSOCIATION
1.93%, 01/02/02                                         30,000        30,000


OTHER INVESTMENTS 43.2% of Investments

                                                  MATURITY VALUE    MKT. VALUE
SECURITY                                             ($ X 1,000)    ($ X 1,000)

REPURCHASE AGREEMENTS 43.2%
-------------------------------------------------------------------------------

BANK OF AMERICA SECURITIES, L.L.C.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities
1.84%, issued 12/31/01,
 due 01/02/02                                          148,015       148,000

CREDIT SUISSE FIRST BOSTON CORP.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities
1.82%, issued 12/31/01,
 due 01/02/02                                          148,409       148,394
2.35%, issued 10/05/01,
 due 01/04/02                                           25,149        25,000
2.02%, issued 11/06/01,
 due 01/07/02                                           45,157        45,000

MORGAN STANLEY & CO.
Tri-Party Repurchase Agreement
Collateralized by
U.S. Government Securities
1.74%, issued 12/10/01,
 due 01/07/02                                           25,034        25,000
2.28%, issued 10/18/01,
 due 01/07/02,                                          30,154        30,000
2.29%, issued 10/16/01,
 due 01/07/02                                           40,211        40,000

See the Financial Notes, which are integral to this information.

SCHWAB GOVERNMENT MONEY FUND - FINANCIALS

PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

                                                    MATURITY VALUE    MKT. VALUE
SECURITY                                               ($ X 1,000)   ($ X 1,000)

    SALOMON SMITH BARNEY, INC.
    Tri-Party Repurchase Agreement
    Collateralized by U.S.
    Government Securities
    1.80%, issued 12/19/01,
     due 01/07/02                                             35,033      35,000
    1.81%, issued 12/05/01,
     due 01/07/02                                             40,066      40,000
    1.81%, issued 12/18/01,
     due 01/07/02                                             35,035      35,000
    2.13%, issued 10/30/01,
     due 01/07/02                                             30,122      30,000
    2.15%, issued 10/29/01,
     due 01/07/02                                             35,146      35,000
    2.19%, issued 10/26/01,
     due 01/07/02                                             30,133      30,000
    2.20%, issued 10/25/01,
     due 01/07/02                                             30,136      30,000

    UBS PAINEWEBBER, INC.
    Tri-Party Repurchase Agreement
    Collateralized by U.S.
    Government Securities
    1.82%, issued 12/31/01,
     due 01/02/02                                            350,035     350,000
    1.75%, issued 12/11/01,
     due 01/07/02                                             25,033      25,000
    1.81%, issued 12/27/01,
     due 01/07/02                                             25,014      25,000
    1.87%, issued 11/08/01,
     due 01/07/02                                             40,125      40,000
    1.93%, issued 11/09/01,
     due 01/07/02                                             40,127      40,000
    1.96%, issued 11/15/01,
     due 01/07/02                                             30,087      30,000
    2.00%, issued 11/16/01,
     due 01/07/02                                             20,058      20,000
    2.08%, issued 11/02/01,
     due 01/07/02                                             25,095      25,000
    2.09%, issued 11/01/01,
     due 01/07/02                                             45,175      45,000
    2.22%, issued 10/24/01,
     due 01/07/02                                             20,093      20,000
                                                                      ----------
                                                                       1,316,394

--------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

See the Financial Notes, which are integral to this information.

Statement of
ASSETS AND LIABILITIES
As of December 31, 2001.  All numbers x 1,000 except NAV.


ASSETS
----------------------------------------------------------------
Investments, at market value                         $ 1,732,300 a
Repurchase agreements, at market value                 1,316,394 a
Interest receivable                                        5,247
Prepaid expenses                                    +         75
                                                    ------------
TOTAL ASSETS                                           3,054,016

LIABILITIES
----------------------------------------------------------------
Payables:
    Dividends to shareholders                                102
    Investment adviser and administrator fees                 66
    Transfer agent and shareholder service fees              113
Accrued expenses                                    +        203
                                                    ------------
TOTAL LIABILITIES                                            484

NET ASSETS
----------------------------------------------------------------
TOTAL ASSETS                                           3,054,016
TOTAL LIABILITIES                                   -        484
                                                    ------------
NET ASSETS                                             3,053,522


NET ASSETS BY SOURCE
Capital received from investors                        3,054,471
Net realized capital losses                                 (939)


NET ASSETS VALUE (NAV)

                  SHARES
NET ASSETS    /   OUTSTANDING    =   NAV
$3,053,532        3,054,627          $1.00


a   The amortized cost for the fund's securities was $3,048,694.

FEDERAL TAX DATA
-------------------------------------------------------------------------------

COST BASIS OF PORTFOLIO                                            $ 3,048,694

RECLASSIFICATIONS:
Net realized capital losses                                                $53
Reclassified as:
  Capital received from investors                                         ($53)

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                                                   Loss amount:
  2002                                                                      74
  2003                                                                     161
  2004                                                                     162
  2005                                                                     226
  2006                                                                     119
  2007                                                                     184
  2008                                                            +         13
                                                                  ------------
                                                                          $939

See the Financial Notes, which are integral to this information.

Statement of
OPERATIONS
For January 1, 2001 through December 31, 2001.  All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------
Interest                                             $120,644

EXPENSES
-------------------------------------------------------------
Investment adviser and administrator fees              10,195 a
Transfer agent and shareholder service fees            12,722 b
Trustees' fees                                             25 c
Custodian and portfolio accounting fees                   318
Professional fees                                          34
Registration fees                                         266
Shareholder reports                                       221
Other expenses                                     +       20
                                                   ----------
Total expenses                                         23,801
Expense reduction                                  -    2,597 d
                                                   ----------
NET EXPENSES                                           21,204

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------
TOTAL INVESTMENT INCOME                               120,644
NET EXPENSES                                       -   21,204
                                                   ----------
NET INVESTMENT INCOME                                  99,440
                                                   ----------
INCREASE IN NET ASSETS FROM OPERATIONS               $ 99,440

a   Calculated on a graduated basis as a percentage of average daily net assets:
    0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c   For the fund's independent trustees only.


d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2002 to 0.75% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


See the Financial Notes, which are integral to this information.

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                           1/1/01 - 12/31/01     1/1/00 - 12/31/00
Net investment income                            $    99,440           $   138,851
Net realized losses                             +         --                    (6)
                                           ---------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                99,440               138,845

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income             $    99,440           $   138,851

TRANSACTIONS IN FUND SHARES a
--------------------------------------------------------------------------------
Shares sold                                        7,798,623             9,101,323
Shares reinvested                                     98,149               136,330
Shares redeemed                                 + (7,351,773)           (9,274,256)
                                           ---------------------------------------
NET INCREASE OR DECREASE                             544,999               (36,603)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                2,508,533             2,545,142
Total increase or decrease                      +    544,999               (36,609) b
                                           ---------------------------------------
END OF PERIOD                                     $3,053,532            $2,508,533

a Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See the Financial Notes, which are integral to this information.

SCHWAB

U.S. TREASURY
MONEY FUND


[PHOTO OF KAREN WIGGAN]

   "Short-term Treasuries provided a safe place for investors during a difficult year."

         Portfolio Manager
         Karen Wiggan

KAREN WIGGAN, a portfolio manager, has been responsible for day-to-day management of the fund since 1999. She joined the firm in 1987 and has been working in fixed income portfolio management for over seven years.


TICKER SYMBOL          SWUXX
-------------------------------------------------------------------------------
The fund seeks the highest current income consistent with stability of capital and liquidity.
-------------------------------------------------------------------------------

WITH ITS PORTFOLIO OF SECURITIES BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT, THIS FUND IS DESIGNED TO PROVIDE INVESTORS WITH THE HIGHEST DEGREE OF SAFETY OF ALL THE SCHWAB MONEY FUNDS, AS WELL AS CURRENT MONEY MARKET RETURNS.


MANAGER'S PERSPECTIVE

THE YEAR 2001 WAS ONE OF THE MOST DIFFICULT FOR FINANCIAL MARKETS IN RECENT MEMORY. Stock prices tumbled and the economy contracted, with further damage done by the events of September 11. Seeking to revitalize the economy, the Fed launched an unprecedented series of rate cuts that spanned the entire year, ultimately bringing the Federal Funds target rate to 1.75%, a 40-year low.

THE TREASURY MARKET CONTINUED TO PROVIDE A SAFE HAVEN FOR INVESTORS DURING THIS VOLATILE PERIOD. Since the Fed's rate cuts were widely anticipated, especially in the beginning of the reporting period, we invested in securities that were at the longer end of the fund's permissible maturity limit, thereby allowing the fund to lock in higher yields in a declining rate environment. During the middle of the year, we began to rein in our average weighted maturity as potential economic stimulus packages began to take shape in Washington. However, September 11 set the economy back further, and we again extended the fund's maturity as rates appeared to be headed downward again. Throughout the year, the fund's weighted average maturity was slightly longer than that of its peer group.

EXPECTATIONS OF AN ECONOMIC RECOVERY IN 2002 ARE GAINING MOMENTUM. A stronger economy is likely to lead to a rise in interest rates and yields. As a result, we have begun to shorten our dollar-weighted average maturity, enhancing the fund's ability to benefit from increases in interest rates.

PERFORMANCE AND FUND FACTS


SEVEN-DAY YIELDS 1 as of 12/31/01

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

--------------------------------------------------------------------------------
Seven-Day Yield                                                          1.64%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                                                1.66%
--------------------------------------------------------------------------------


WEIGHTED AVERAGE MATURITY during the year

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

31-Dec-00               73
31-Jan-01               71
28-Feb-01               79
30-Mar-01               73
30-Apr-01               81
31-May-01               81
30-Jun-01               79
31-Jul-01               77
31-Aug-01               79
28-Sep-01               71
31-Oct-01               74
30-Nov-01               80
31-Dec-01               71



PORTFOLIO COMPOSITION 2 as of 12/31/01

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.


BY SECURITY TYPE
-------------------------------------------------------------------------------
[PIE CHART]

1.        91.7%       U.S. Government Discount Notes
2.         8.3%       U.S. Government Coupon Notes

BY CREDIT QUALITY
-------------------------------------------------------------------------------

[PIE CHART]

1.       100.0%       Tier 1


1 A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

2 Composition of the fund's portfolio is as of 12/31/01 and is not indicative of holdings after that date.

SCHWAB U.S. TREASURY MONEY FUND -- FINANCIALS


FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. These figures have been audited by PricewaterhouseCoopers LLP.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.


FINANCIAL HIGHLIGHTS

                                                      1/1/01-          1/1/00-          1/1/99-          1/1/98-          1/1/97-
                                                     12/31/01         12/31/00         12/31/99         12/31/98         12/31/97
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 1.00             1.00             1.00             1.00             1.00
                                                     -------------------------------------------------------------------------------
Income from investment operations:
     Net investment income                             0.04             0.05             0.04             0.05             0.05
                                                     -------------------------------------------------------------------------------
Less distributions:
     Dividends from net investment income             (0.04)           (0.05)           (0.04)           (0.05)           (0.05)
                                                     -------------------------------------------------------------------------------
Net asset value at end of period                       1.00             1.00             1.00             1.00             1.00
                                                     ===============================================================================
Total return (%)                                       3.61             5.40             4.25             4.69             4.85

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                    0.65             0.65 1           0.65             0.65             0.65
Expense reductions reflected in above ratio            0.19             0.19             0.21             0.26             0.28
Ratio of net investment income to
 average net assets                                    3.44             5.27             4.18             4.58             4.75
Net assets, end of period ($ x 1,000,000)             4,042            2,750            2,592            2,131            1,765






1 Would have been 0.66% if certain non-routine expenses (proxy fees) had been included.

See the Financial Notes, which are integral to this information.

PORTFOLIO HOLDINGS
As of December 31, 2001.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary (in "How to Read This Report").

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0%           FIXED-RATE -- U.S. GOVERNMENT SECURITIES
                 Market Value: $4,035,302
                 Cost: $4,035,302

---------------------------------------------------------

100.0%           TOTAL INVESTMENTS
                 Market Value: $4,035,302
                 Cost: $4,035,302

ISSUER                                            FACE VALUE         MKT. VALUE
RATE, MATURITY DATE                               ($ x 1,000)        ($ x 1,000)

FIXED-RATE - U.S. GOVERNMENT SECURITIES
100.0% of investments

DISCOUNT NOTES 91.7%
--------------------------------------------------------------------------------
U.S. TREASURY BILLS
1.64%, 01/10/02                                     50,000             49,980
2.19%, 01/10/02                                     10,660             10,654
2.20%, 01/10/02                                     33,730             33,712
2.23%, 01/10/02                                     23,060             23,047
1.82%, 01/17/02                                     25,000             24,980
1.83%, 01/17/02                                     50,000             49,959
2.14%, 01/17/02                                     39,985             39,947
2.17%, 01/17/02                                     50,000             49,952
2.18%, 01/17/02                                     20,140             20,121
2.20%, 01/17/02                                     50,000             49,951
2.21%, 01/17/02                                     43,775             43,732
2.32%, 01/17/02                                    100,000             99,898
3.42%, 01/17/02                                      7,875              7,863
3.43%, 01/17/02                                     50,000             49,925
2.09%, 01/24/02                                      3,310              3,306
2.10%, 01/24/02                                     16,530             16,508
2.19%, 01/24/02                                      6,760              6,751
3.43%, 01/24/02                                     60,150             60,020
3.44%, 01/24/02                                     50,000             49,892
1.63%, 01/31/02                                     15,630             15,609
1.91%, 01/31/02                                     14,840             14,816
3.33%, 01/31/02                                     85,000             84,768
3.32%, 02/07/02                                    100,000             99,664
3.34%, 02/07/02                                     23,870             23,789
1.84%, 02/14/02                                    150,000            149,664
1.85%, 02/14/02                                     39,435             39,346
1.87%, 02/14/02                                     27,795             27,732
1.93%, 02/14/02                                     12,250             12,221
1.96%, 02/14/02                                     14,930             14,894
2.32%, 02/14/02                                     90,000             89,747
3.26%, 02/14/02                                     75,000             74,706
3.29%, 02/14/02                                      4,015              3,999
3.33%, 02/14/02                                     13,960             13,904
1.63%, 02/28/02                                      4,550              4,538
1.65%, 02/28/02                                      2,850              2,842
1.76%, 02/28/02                                     11,930             11,896
1.98%, 02/28/02                                     30,000             29,905
1.99%, 02/28/02                                     40,000             39,872
2.00%, 02/28/02                                      7,220              7,197
2.15%, 02/28/02                                    135,000            134,536
3.26%, 02/28/02                                    100,000             99,484
1.71%, 03/07/02                                     18,680             18,623


See the Financial Notes, which are integral to this information.

SCHWAB U.S. TREASURY MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

ISSUER                                           FACE VALUE         MKT. VALUE
RATE, MATURITY DATE                              ($ x 1,000)        ($ x 1,000)
--------------------------------------------------------------------------------
1.82%, 03/07/02                                      8,295              8,268
2.07%, 03/07/02                                      9,705              9,669
2.22%, 03/07/02                                     24,000             23,905
2.25%, 03/07/02                                      3,785              3,770
1.62%, 03/14/02                                     25,000             24,920
1.65%, 03/14/02                                    100,000             99,671
1.69%, 03/14/02                                     12,880             12,837
1.73%, 03/14/02                                      7,525              7,499
1.77%, 03/14/02                                     12,965             12,919
1.83%, 03/14/02                                     50,000             49,818
2.26%, 03/14/02                                    100,000             99,552
2.61%, 03/14/02                                     13,220             13,152
2.74%, 03/14/02                                     50,000             49,730
3.17%, 03/14/02                                     50,000             49,688
1.68%, 03/21/02                                      8,880              8,847
2.19%, 03/21/02                                     50,000             49,762
1.59%, 03/28/02                                    175,000            174,338
1.71%, 03/28/02                                     65,815             65,548
1.83%, 03/28/02                                     50,000             49,783
1.92%, 03/28/02                                     21,165             21,069
1.96%, 03/28/02                                     40,000             39,815
2.05%, 03/28/02                                     75,000             74,636
1.63%, 04/18/02                                    100,000             99,519
1.70%, 04/18/02                                     50,000             49,749
1.73%, 04/18/02                                     25,000             24,872
1.85%, 04/18/02                                     50,000             49,727
1.98%, 04/18/02                                    100,000             99,417
2.04%, 04/18/02                                     50,000             49,700
2.05%, 04/18/02                                     35,000             34,789
1.98%, 04/25/02                                      5,705              5,670
1.72%, 05/02/02                                     31,255             31,075
1.73%, 05/02/02                                     21,225             21,102
1.90%, 05/02/02                                    100,000             99,368
1.91%, 05/02/02                                     42,130             41,862
1.85%, 05/16/02                                     89,210             88,596
1.90%, 05/16/02                                     40,000             39,717
1.91%, 05/16/02                                     31,960             31,733
1.95%, 05/16/02                                      1,040              1,032
1.99%, 05/16/02                                     23,055             22,885
1.81%, 05/23/02                                     50,000             49,646
1.74%, 05/30/02                                     36,020             35,764
1.78%, 05/30/02                                     24,660             24,480
2.01%, 05/30/02                                     50,000             49,588
1.75%, 06/06/02                                     27,335             27,129
1.78%, 06/06/02                                     40,000             39,694
1.82%, 06/06/02                                     20,000             19,844
1.90%, 06/06/02                                     10,000              9,919
1.80%, 06/27/02                                      2,200              2,181
                                                                    ---------
                                                                    3,702,204

COUPON NOTES  8.3%
--------------------------------------------------------------------------------

U.S. TREASURY NOTES
6.25%, 01/31/02                                    135,015            135,296
6.38%, 01/31/02                                     70,000             70,161
6.25%, 02/28/02                                     14,730             14,801
6.50%, 02/28/02                                     50,000             50,339
6.63%, 03/31/02                                     18,170             18,311
6.63%, 04/30/02                                     40,395             41,044
5.75%, 11/30/02                                      3,050              3,146
                                                                    ---------
                                                                      333,098

--------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.








See the Financial Notes, which are integral to this information.

Statement of
ASSETS AND LIABILITIES
As of December 31, 2001. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at market value                                       $ 4,035,302 a
Cash                                                                         5
Interest receivable                                                      7,595
Prepaid expenses                                                 +          57
                                                                 -------------
TOTAL ASSETS                                                         4,042,959

LIABILITIES
------------------------------------------------------------------------------
Payables:
  Dividends to shareholders                                                175
  Investment adviser and administrator fees                                 58
  Transfer agent and shareholder service fees                              151
Accrued expenses                                                 +         223
                                                                 -------------
TOTAL LIABILITIES                                                          607

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                         4,042,959
TOTAL LIABILITIES                                                -         607
                                                                 -------------
NET ASSETS                                                         $ 4,042,352

NET ASSETS BY SOURCE
Capital received from investors                                      4,043,096
Net realized capital losses                                               (744)

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   /   OUTSTANDING   =    NAV
$4,042,352       4,043,160          $1.00




FEDERAL TAX DATA
--------------------------------------------------------------------------------

COST BASIS OF PORTFOLIO                                               $4,035,315

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                                                   Loss amount:
  2005                                                                $       62
  2006                                                                        89
  2007                                                              +        580
                                                                    ------------
                                                                      $      731


a The amortized cost for the fund's securities was $4,035,302.



See the Financial Notes, which are integral to this information.

SCHWAB U.S. TREASURY MONEY FUND -- FINANCIALS


Statement of
OPERATIONS
For January 1, 2001 through December 31, 2001. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Interest                                                              $130,784

NET REALIZED GAINS
------------------------------------------------------------------------------
Net realized gains on investments sold                                     113

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               11,491 a
Transfer agent and shareholder service fees                             14,389 b
Trustees' fees                                                              30 c
Custodian and portfolio accounting fees                                    323
Professional fees                                                           33
Registration fees                                                          251
Shareholder reports                                                        174
Other expenses                                                      +       19
                                                                    ----------
Total expenses                                                          26,710
Expense reduction                                                   -    5,926 d
                                                                    ----------
NET EXPENSES                                                            20,784

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                130,784
NET EXPENSES                                                        -   20,784
                                                                    ----------
NET INVESTMENT INCOME                                                  110,000
NET REALIZED GAINS                                                  +      113
                                                                    ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                $110,113


a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2002 to 0.65% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.







See the Financial Notes, which are integral to this information.

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.

OPERATIONS
------------------------------------------------------------------------------
                                             1/1/01-12/31/01   1/1/00-12/31/00

Net investment income                            $   110,000       $   130,100
Net realized gains                          +            113               189
                                            ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               110,113           130,289

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income             $   110,000       $   130,100

TRANSACTIONS IN FUND SHARES a
------------------------------------------------------------------------------
Shares sold                                        9,616,410         9,250,769
Shares reinvested                                    108,428           127,697
Shares redeemed                             +     (8,432,154)       (9,220,848)
                                            ----------------------------------
NET INCREASE                                       1,292,684           157,618

NET ASSETS
------------------------------------------------------------------------------
Beginning of period                                2,749,555         2,591,748
Total increase                              +      1,292,797           157,807 b
                                            ----------------------------------
END OF PERIOD                                    $ 4,042,352       $ 2,749,555


a Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.






See the Financial Notes, which are integral to this information.

SCHWAB
VALUE ADVANTAGE MONEY FUND(R)

[PHOTO OF LINDA KLINGMAN AND MIKE NEITZKE]

    "The Fed's unprecedented activity during the year led to much lower yields than in recent years, yet investors still turned to money funds for the safety they are designed to provide."

         Portfolio Managers
         Linda Klingman and
         Mike Neitzke

LINDA KLINGMAN, a vice president of the investment advisor and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has 15 years of experience managing money market funds.

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the fund. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial industry as a portfolio manager.



TICKER SYMBOL     SWVXX
--------------------------------------------------------------------------------
The fund seeks the highest current income consistent with stability of capital and liquidity.
--------------------------------------------------------------------------------

THIS FUND MAY BE APPROPRIATE FOR INVESTORS INTERESTED IN HIGH MONEY MARKET RETURNS.



MANAGERS' PERSPECTIVE

SHORT-TERM INTEREST RATES DECLINED SHARPLY AND STEADILY THROUGHOUT 2001, PACED BY THE FED'S RATE CUTS. The Fed's 11 interest rate cuts, which began in January and continued into December, left the Federal Funds Rate at 1.75%, its lowest level in more than 40 years. These cuts had the direct effect of reducing yields for money fund investors.

ANTICIPATING ECONOMIC WEAKNESS AND DECLINING INTEREST RATES, WE INVESTED IN SECURITIES WITH LONGER MATURITIES. Throughout the year, the fund maintained a dollar-weighted average maturity that was longer than that of its peer group. This enabled the fund to lock in yields for longer periods, which benefited the fund as yields continued to decline over the course of the year. While the fund has had to replace these securities with issues paying lower yields, this strategy enabled the fund to maintain competitive yields during a time of falling interest rates.

EXPECTATIONS OF AN ECONOMIC RECOVERY IN 2002 ARE GAINING MOMENTUM. A stronger economy is likely to lead to a rise in interest rates and yields. As a result, we have begun to shorten our dollar-weighted average maturity, enhancing the fund's ability to benefit from increases in interest rates.

PERFORMANCE AND FUND FACTS


SEVEN-DAY YIELDS 1  as of 12/31/01

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.


Seven-Day Yield                              1.89%
Seven-Day Effective Yield                    1.91%



SEVEN-DAY EFFECTIVE YIELDS

This chart compares the fund's seven-day effective yield to that of the iMoney Net, Inc.'s Money Fund Average, and shows that the fund consistently outperformed the average taxable money fund during the reporting period.


[LINE GRAPH]


                     Avg            Fund
 01/02/2001          6.50           6.04
 01/09/2001          6.40           5.93
 01/16/2001          6.32           5.81
 01/23/2001          6.22           5.70
 01/30/2001          6.15           5.62
 02/06/2001          6.05           5.43
 02/13/2001          5.95           5.32
 02/20/2001          5.82           5.22
 02/27/2001          5.77           5.15
 03/06/2001          5.63           5.06
 03/13/2001          5.48           4.97
 03/20/2001          5.33           4.88
 03/27/2001          5.24           4.70
 04/03/2001          5.20           4.67
 04/10/2001          5.12           4.57
 04/17/2001          5.05           4.53
 04/24/2001          4.96           4.39
 05/01/2001          4.87           4.29
 05/08/2001          4.74           4.19
 05/15/2001          4.62           4.06
 05/22/2001          4.48           3.88
 05/29/2001          4.41           3.79
 06/05/2001          4.32           3.76
 06/12/2001          4.18           3.67
 06/19/2001          4.09           3.60
 06/26/2001          4.00           3.51
 07/03/2001          3.93           3.45
 07/10/2001          3.87           3.37
 07/17/2001          3.79           3.31
 07/24/2001          3.72           3.26
 07/31/2001          3.67           3.23
 08/07/2001          3.61           3.17
 08/14/2001          3.56           3.14
 08/21/2001          3.50           3.09
 08/28/2001          3.43           3.02
 09/04/2001          3.40           3.00
 09/11/2001          3.36           2.97
 09/18/2001          3.30           2.89
 09/25/2001          3.14           2.61
 10/02/2001          3.10           2.60
 10/09/2001          2.95           2.40
 10/16/2001          2.81           2.29
 10/23/2001          2.72           2.19
 10/30/2001          2.61           2.11
 11/06/2001          2.51           2.03
 11/13/2001          2.40           1.88
 11/20/2001          2.31           1.80
 11/27/2001          2.21           1.74
 12/04/2001          2.14           1.70
 12/11/2001          2.04           1.61
 12/18/2001          1.98           1.53
 12/25/2001          1.92           1.47
 12/31/2001          1.89           1.46

----Schwab Value Advantage Money Fund
****iMoney Net, Inc.'s Money Fund Average3

PORTFOLIO COMPOSITION 2  as of 12/31/01

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY SECURITY TYPE
--------------------------------------------------------------------------------

[PIE CHART]

1.    48.1%    Commercial Paper and Other Corporate Obligations
2.    38.3%    Certificates of Deposit
3.     7.4%    Repurchase Agreements
4.     2.2%    Variable-Rate Obligations
5.     1.4%    U.S. Government Discount Notes
6.     1.3%    Promissory Notes
7.     1.3%    Bank Notes


BY CREDIT QUALITY
--------------------------------------------------------------------------------

[PIE CHART]

1.   100.0%    Tier 1


WEIGHTED AVERAGE MATURITY during the year

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE CHART]

31-Dec-00              66
31-Jan-01              60
28-Feb-01              61
30-Mar-01              61
30-Apr-01              58
31-May-01              58
30-Jun-01              66
31-Jul-01              63
31-Aug-01              66
28-Sep-01              65
31-Oct-01              66
30-Nov-01              67
31-Dec-01              63




1 A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

2 Composition of the fund's portfolio is as of 12/31/01 and is not indicative of holdings after that date.

3 Source: iMoney Net, Inc. average seven-day effective net yield for the first-tier retail category of taxable money funds for each week in the period from 1/2/01 to 12/31/01. The weekly number of funds in the category ranged from 293 to 331.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) - FINANCIAL


FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. These figures have been audited by PricewaterhouseCoopers LLP.

Two other sections of this report provide context for the data in these financials. The Financial Notes section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, How to Read This Report, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS

                                              1/1/01 -    1/1/00 -    1/1/99 -    1/1/98 -    1/1/97 -
                                              12/31/01    12/31/00    12/31/99    12/31/98    12/31/97
------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00        1.00        1.00        1.00        1.00
                                              --------------------------------------------------------
Income from investment operations:
   Net investment income                         0.04        0.06        0.05        0.05        0.05
                                              --------------------------------------------------------
Less distributions:
   Dividends from net investment income         (0.04)      (0.06)      (0.05)      (0.05)      (0.05)
                                              --------------------------------------------------------
Net asset value at end of period                 1.00        1.00        1.00        1.00        1.00
                                              ========================================================
Total return (%)                                 4.05        6.22        5.01        5.35        5.40

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
   average net assets                            0.43        0.40 1      0.40        0.40        0.40
Expense reductions reflected in above ratio      0.13        0.19        0.21        0.27        0.29
Ratio of net investment income to
   average net assets                            3.92        6.07        4.91        5.21        5.28
Net assets, end of period ($ x 1,000,000)      44,247      36,319      27,265      22,196      13,662


1 Would have been 0.41% if certain non-routine expenses (proxy fees) had been included.


See the Financial Notes, which are integral to this information.

PORTFOLIO HOLDINGS
As of December 31, 2001.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

* Asset-backed security
+ Credit-enhanced security
o Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date.

For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary (in "How to Read This Report").

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 89.0%   FIXED-RATE OBLIGATIONS
         Market Value: $39,426,361
         Cost: $39,426,361

  2.2%   VARIABLE-RATE OBLIGATIONS
         Market Value: $987,693
         Cost: $987,693

  1.4%   FIXED-RATE U.S. GOVERNMENT SECURITIES
         Market Value: $599,457
         Cost: $599,457

  7.4%   OTHER INVESTMENTS
         Market Value: $3,292,860
         Cost: $3,292,860

----------------------------------------------
100.0%   TOTAL INVESTMENTS
         Market Value: $44,306,371
         Cost: $44,306,371

   ISSUER                                               FACE VALUE    MKT. VALUE
   RATE, MATURITY DATE                                 ($ X 1,000)   ($ X 1,000)

   FIXED-RATE OBLIGATIONS 89.0% of investments

   COMMERCIAL PAPER & OTHER CORPORATE
   OBLIGATIONS 48.1%
--------------------------------------------------------------------------------
   AB SPINTAB
   2.50%, 01/22/02                                         30,000        29,957
   2.33%, 02/11/02                                         54,000        53,858
   2.31%, 02/20/02                                         50,000        49,841

   AMERICAN EXPRESS CREDIT CORP.
   1.90%, 03/01/02                                        120,000       119,628
   1.96%, 03/07/02                                         60,000        59,789

*  AMSTERDAM FUNDING CORP.
   2.11%, 01/02/02                                         10,000         9,999
   2.13%, 01/02/02                                         63,000        62,996
   2.13%, 01/07/02                                         75,000        74,974
   2.14%, 01/07/02                                        100,000        99,965
   1.85%, 01/08/02                                         57,000        56,980
   1.82%, 01/09/02                                         50,000        49,980
   1.85%, 01/09/02                                         21,000        20,991
   1.95%, 01/10/02                                         80,000        79,961
   1.82%, 01/11/02                                        100,000        99,950
   2.25%, 01/25/02                                         25,000        24,963
   1.78%, 03/13/02                                         25,000        24,913
   1.84%, 03/21/02                                         72,000        71,711

   ANZ (DELAWARE), INC.
   1.77%, 03/11/02                                         80,000        79,730

*  APRECO, INC.
   2.05%, 01/10/02                                        100,000        99,949
   2.13%, 01/16/02                                         49,000        48,957
   2.06%, 01/24/02                                         15,000        14,980
   1.86%, 03/15/02                                         15,000        14,944

*  ASSET SECURITIZATION COOPERATIVE CORP.
   2.11%, 01/02/02                                         45,000        44,997
   2.11%, 01/03/02                                         31,230        31,226
   2.05%, 01/10/02                                         35,000        34,982
   1.90%, 01/16/02                                         42,000        41,967

*+ ATLANTIS ONE FUNDING CORP.
   2.14%, 01/28/02                                         60,000        59,904
   2.32%, 02/14/02                                         45,000        44,874
   2.16%, 02/15/02                                         60,000        59,839
   2.32%, 02/19/02                                        191,962       191,361
   2.07%, 03/05/02                                         70,000        69,748
   2.09%, 03/07/02                                        114,000       113,573
   1.86%, 03/28/02                                         10,000         9,956
   2.50%, 03/28/02                                         50,000        49,705
   2.16%, 04/25/02                                        147,731       146,732


See the Financial Notes, which are integral to this information.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) - FINANCIAL



PORTFOLIO HOLDINGS Continued
As of December 31, 2001.


   ISSUER                                               FACE VALUE    MKT. VALUE
   RATE, MATURITY DATE                                 ($ X 1,000)   ($ X 1,000)

   2.16%, 04/26/02                                         33,000        32,775
   2.17%, 04/26/02                                        200,000       198,626

   BANK OF NOVA SCOTIA
   2.11%, 02/01/02                                        190,000       189,656
   2.28%, 04/18/02                                         50,000        49,665

   BARCLAYS U.S. FUNDING CORP.
   1.95%, 02/14/02                                        110,000       109,739

*  BARTON CAPITAL CORP.
   2.11%, 01/02/02                                         27,623        27,621
   1.98%, 01/04/02                                         57,202        57,193

*+ BAVARIA TRR CORP.
   2.15%, 01/14/02                                         10,000         9,992

*  BAVARIA UNIVERSAL FUNDING CORP.
   3.80%, 01/09/02                                         18,149        18,134
   1.96%, 02/07/02                                         10,000         9,980
   1.95%, 02/12/02                                         26,279        26,220
   2.09%, 02/20/02                                         47,276        47,139
   2.12%, 02/27/02                                         19,612        19,547
   2.09%, 02/28/02                                         10,000         9,967
   1.94%, 03/04/02                                         31,000        30,897
   2.32%, 04/02/02                                         14,000        13,919
   2.47%, 04/02/02                                         35,000        34,784
   2.35%, 04/04/02                                         10,000         9,940
   2.26%, 04/18/02                                         29,000        28,808
   2.32%, 04/19/02                                         30,000        29,794
   2.26%, 04/22/02                                         23,000        22,842

   BEAR STEARNS COMPANIES, INC.
   2.16%, 02/11/02                                        120,000       119,706
   2.22%, 02/22/02                                         10,000         9,968
   2.23%, 02/28/02                                        185,000       184,341
   2.23%, 03/01/02                                        105,000       104,620
   1.80%, 03/21/02                                         35,000        34,863

*  BETA FINANCE, INC.
   2.21%, 01/28/02                                         21,000        20,965
   2.21%, 01/29/02                                         20,000        19,966
   2.18%, 01/30/02                                          9,500         9,483
   2.14%, 01/31/02                                         30,000        29,947
   2.15%, 02/01/02                                         94,000        93,827
   2.06%, 02/08/02                                         10,000         9,978
   1.93%, 02/11/02                                         47,500        47,396
   1.93%, 02/13/02                                         40,000        39,908
   3.36%, 03/11/02                                         17,500        17,389
   2.16%, 04/23/02                                         66,000        65,562
   2.16%, 04/29/02                                         13,500        13,406

*  BETA FINANCE, INC., 144A
   2.38%, 02/07/02                                          5,000         5,013
   5.27%, 02/25/02                                         98,000        97,998
   4.35%, 05/03/02                                         50,000        49,993
   2.38%, 05/08/02                                          5,000         5,034
   4.32%, 05/08/02                                         45,000        45,005
   3.95%, 07/16/02                                         23,000        23,011

   CBA (DELAWARE) FINANCE, INC.
   1.91%, 02/13/02                                         50,000        49,887
   1.96%, 02/15/02                                         50,000        49,878
   1.76%, 03/13/02                                        100,000        99,655

*  CC (USA), INC.
   2.18%, 01/30/02                                         31,000        30,946
   2.13%, 02/06/02                                         50,000        49,894
   2.18%, 02/08/02                                        100,000        99,771
   2.11%, 02/12/02                                         10,000         9,976
   3.51%, 02/28/02                                         12,500        12,431
   1.92%, 03/15/02                                          8,000         7,969

*  CC (USA), INC., 144A
   4.66%, 04/04/02                                        100,000       100,000
   4.20%, 05/10/02                                         44,500        44,518
   4.26%, 05/20/02                                         65,000        65,000
   4.10%, 07/15/02                                         10,000        10,000
   4.02%, 07/16/02                                         20,000        20,000
   2.40%, 11/26/02                                         15,000        15,000

*  CIESCO, LP
   2.03%, 01/08/02                                        117,000       116,954

   CITICORP
   1.90%, 01/11/02                                        150,000       149,921

*  CLIPPER RECEIVABLES CORP.
   1.88%, 01/17/02                                         50,000        49,958
   1.85%, 01/18/02                                         95,000        94,917

+  COMISION FEDERAL DE ELECTRICIDAD, SA
   Series A
   1.89%, 03/21/02                                         13,000        12,946

*  CONCORD MINUTEMEN CAPITAL CO., L.L.C.
   Series A
   1.92%, 02/07/02                                         55,000        54,892
   2.14%, 02/07/02                                        100,000        99,781
   2.33%, 02/14/02                                         61,000        60,828
   3.44%, 02/20/02                                          6,165         6,136
   1.83%, 03/11/02                                         33,000        32,885
   2.34%, 04/05/02                                         63,000        62,620

*  CORPORATE ASSET FUNDING CO., INC.
   2.19%, 02/05/02                                        125,000       124,735
   2.11%, 02/08/02                                          7,700         7,683
   2.08%, 02/14/02                                         65,000        64,836

See the Financial Notes, which are integral to this information.

   ISSUER                                               FACE VALUE    MKT. VALUE
   RATE, MATURITY DATE                                 ($ X 1,000)   ($ X 1,000)

*  CORPORATE RECEIVABLES CORP.
   1.88%, 01/15/02                                        100,000        99,927
   2.19%, 02/07/02                                         66,000        65,852
   2.18%, 02/12/02                                         70,000        69,823
   2.05%, 02/22/02                                         94,000        93,723

   CREDIT SUISSE FIRST BOSTON, INC.
   3.40%, 03/04/02                                         70,000        69,597

*  CXC, INC.
   2.27%, 01/25/02                                         90,000        89,864
   2.03%, 02/12/02                                         40,000        39,906
   2.08%, 02/22/02                                         80,000        79,761

*  DAKOTA CP NOTES OF CITIBANK CREDIT CARD
   ISSUANCE TRUST
   2.02%, 01/07/02                                         52,505        52,487
   2.02%, 01/08/02                                         50,000        49,980
   2.07%, 01/09/02                                        120,000       119,945

   DANSKE CORP.
   2.11%, 01/29/02                                         25,000        24,959
   2.05%, 02/27/02                                         62,000        61,800
   2.19%, 04/23/02                                         46,000        45,689

   DEN NORSKE BANK ASA
   2.06%, 02/22/02                                         80,000        79,763
   2.17%, 02/25/02                                         74,000        73,756
   1.76%, 03/13/02                                         28,000        27,903

   DEUTSCHE BANK FINANCIAL, INC.
   2.03%, 02/08/02                                         80,000        79,829
   1.86%, 02/27/02                                        210,000       209,385

   DEXIA DELAWARE L.L.C.
   2.05%, 02/26/02                                         55,000        54,825
   1.79%, 03/07/02                                         28,000        27,910

*  DORADA FINANCE, INC.
   2.36%, 01/22/02                                         21,000        20,971
   2.26%, 01/29/02                                         29,000        28,949
   2.22%, 01/30/02                                         15,000        14,973
   2.84%, 03/11/02                                         15,000        14,920
   2.33%, 04/15/02                                         44,000        43,708
   2.26%, 04/23/02                                         30,000        29,792

*  DORADA FINANCE, INC., 144A
   2.38%, 02/20/02                                          5,000         5,019
   4.32%, 05/10/02                                        160,000       160,000
   4.26%, 05/20/02                                         28,000        28,000
   3.94%, 07/19/02                                         20,000        20,002
   3.96%, 07/19/02                                         19,000        18,998

*  EDISON ASSET SECURITIZATION CORP., L.L.C.
   2.07%, 02/15/02                                         12,000        11,969

*+ ENTERPRISE FUNDING CORP.
   1.85%, 01/11/02                                         10,364        10,359
   1.88%, 01/15/02                                         95,000        94,931
   2.00%, 03/06/02                                         14,716        14,664
   1.78%, 03/11/02                                         25,634        25,547
   2.08%, 05/06/02                                         15,202        15,093

*+ FORRESTAL FUNDING MASTER TRUST
   2.05%, 01/04/02                                        250,000       249,958
   2.11%, 01/07/02                                         22,212        22,204
   2.13%, 01/07/02                                        100,000        99,965
   2.09%, 01/09/02                                         15,000        14,993
   2.19%, 01/11/02                                         51,316        51,285
   1.97%, 01/14/02                                         25,000        24,982
   2.11%, 01/18/02                                        121,562       121,441
   2.14%, 01/23/02                                        200,000       199,740

   FORTIS FUNDING, L.L.C.
   2.04%, 01/04/02                                         50,000        49,992
   2.06%, 02/20/02                                         50,000        49,857
   1.90%, 03/01/02                                         50,000        49,845
   1.81%, 03/27/02                                         48,000        47,796

*  GALAXY FUNDING, INC.
   2.31%, 01/16/02                                         40,000        39,962
   2.23%, 01/22/02                                         43,000        42,944
   3.44%, 01/25/02                                         40,000        39,910
   1.98%, 02/13/02                                         61,000        60,857
   1.93%, 02/15/02                                         20,000        19,952
   2.55%, 02/15/02                                         25,000        24,921
   2.02%, 02/27/02                                          5,000         4,984
   2.08%, 02/27/02                                         65,000        64,787
   1.93%, 03/12/02                                         23,000        22,914
   1.83%, 03/18/02                                         44,000        43,831
   1.79%, 03/20/02                                         85,000        84,672

   GE CAPITAL INTERNATIONAL FUNDING, INC.
   1.90%, 02/06/02                                         65,000        64,877
   2.31%, 02/12/02                                        150,000       149,599
   2.29%, 02/14/02                                         70,000        69,806
   2.23%, 02/20/02                                         38,000        37,883
   1.78%, 03/08/02                                        114,000       113,630
   2.32%, 03/14/02                                        150,000       149,310
   1.79%, 03/15/02                                         65,000        64,765

   GE FINANCIAL ASSURANCE HOLDINGS, INC.
   2.08%, 02/15/02                                         12,000        11,969
   1.83%, 03/20/02                                         75,000        74,704


See the Financial Notes, which are integral to this information.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)--FINANCIALS

PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER                                               FACE VALUE    MKT. VALUE
   RATE, MATURITY DATE                                 ($ X 1,000)   ($ X 1,000)

   GENERAL ELECTRIC CAPITAL CORP.
   2.12%, 01/29/02                                         95,000        94,844
   2.38%, 02/01/02                                        286,000       285,419
   2.32%, 02/06/02                                        165,000       164,621
   2.32%, 02/07/02                                        150,000       149,645
   2.17%, 02/21/02                                        180,000       179,452
   2.10%, 02/25/02                                         40,000        39,872
   2.10%, 02/26/02                                         40,000        39,870
   1.87%, 03/01/02                                         25,000        24,924
   2.34%, 03/08/02                                        214,000       213,090
   1.81%, 03/27/02                                         90,000        89,618

   GENERAL ELECTRIC CAPITAL SERVICES
   2.30%, 02/13/02                                         25,000        24,932
   2.28%, 02/14/02                                         75,000        74,793
   2.10%, 02/26/02                                        130,000       129,577
   2.31%, 03/13/02                                         91,000        90,589
   1.83%, 03/20/02                                         63,000        62,752

*  GIRO FUNDING US CORP.
   2.54%, 01/22/02                                         30,000        29,956
   2.09%, 02/22/02                                        130,000       129,610

*  GIRO MULTI FUNDING CORP.
   1.98%, 01/07/02                                         17,265        17,259
   1.90%, 01/22/02                                        110,000       109,870
   2.15%, 01/30/02                                         30,169        30,117
   2.18%, 01/30/02                                          5,644         5,634
   1.97%, 03/28/02                                         60,000        59,719

   GOLDMAN SACHS GROUP, INC.
   3.04%, 03/13/02                                        315,000       313,139

*o GREENWICH FUNDING CORP.
   2.11%, 01/02/02                                         10,000         9,999
   1.96%, 01/09/02                                        120,000       119,948
   2.58%, 01/11/02                                         95,000        94,932
   1.77%, 03/08/02                                         89,000        88,713

*  GREYHAWK FUNDING, L.L.C.
   2.13%, 01/31/02                                         92,000        91,838
   2.06%, 02/13/02                                         20,000        19,951

   HALIFAX, PLC
   2.31%, 02/11/02                                        100,000        99,739
   2.24%, 02/19/02                                         32,000        31,903

*+ HALOGEN CAPITAL COMPANY, L.L.C.
   2.33%, 01/14/02                                         10,000         9,992
   2.34%, 01/14/02                                         40,000        39,966
   2.62%, 01/14/02                                         35,000        34,967
   2.34%, 01/17/02                                        100,112       100,009

*  HATTERAS FUNDING CORP.
   2.25%, 01/24/02                                         70,000        69,900
   2.30%, 01/29/02                                         20,000        19,964
   2.23%, 02/01/02                                         25,000        24,952
   2.29%, 02/07/02                                         25,000        24,942
   1.92%, 03/05/02                                         35,000        34,883
   1.79%, 03/13/02                                         47,683        47,516

*+ INDEPENDENCE FUNDING, L.L.C.
   1.85%, 01/11/02                                         50,000        49,975
   1.89%, 02/25/02                                        112,000       111,678
   1.83%, 03/22/02                                         18,071        17,998

   J.P. MORGAN CHASE & CO.
   2.24%, 01/23/02                                        300,000       299,591
   2.00%, 02/19/02                                        200,000       199,458
   2.00%, 02/20/02                                        350,000       349,033
   2.00%, 02/21/02                                        200,000       199,436

*  JUPITER SECURITIZATION CORP.
   1.90%, 01/18/02                                         64,000        63,943
   1.88%, 01/29/02                                         40,665        40,606

*  K2 (USA), L.L.C.
   2.88%, 01/18/02                                         10,000         9,987
   3.62%, 01/29/02                                         51,000        50,859
   3.44%, 01/30/02                                         25,000        24,932
   3.50%, 02/07/02                                         26,000        25,908
   2.63%, 02/15/02                                         15,000        14,951
   3.49%, 02/15/02                                         13,500        13,442
   2.63%, 02/26/02                                         15,000        14,939
   3.78%, 02/27/02                                         14,500        14,415
   2.33%, 03/04/02                                         30,000        29,881
   2.34%, 03/04/02                                         44,000        43,824
   2.33%, 03/15/02                                         11,000        10,949
   3.50%, 03/15/02                                         25,000        24,826
   2.48%, 03/22/02                                         18,000        17,902
   2.33%, 03/25/02                                          9,500         9,449
   2.65%, 03/26/02                                         12,008        11,935
   2.33%, 04/15/02                                         13,000        12,914
   2.36%, 04/16/02                                         14,500        14,401
   2.32%, 04/17/02                                          3,000         2,980
   2.26%, 04/22/02                                         15,500        15,393
   2.32%, 04/22/02                                         28,000        27,802
   3.49%, 04/23/02                                         17,500        17,314
   2.52%, 04/26/02                                         23,000        22,818
   2.09%, 05/22/02                                         10,000         9,919
   1.92%, 06/17/02                                         20,000        19,824

See the Financial Notes, which are integral to this information.

   ISSUER                                               FACE VALUE    MKT. VALUE
   RATE, MATURITY DATE                                 ($ X 1,000)   ($ X 1,000)

*+ KITTY HAWK FUNDING CORP.
   1.88%, 01/15/02                                        151,752       151,641
   1.91%, 02/07/02                                         80,744        80,586
   1.94%, 02/08/02                                         20,100        20,059
   2.50%, 03/20/02                                         23,000        22,877
   1.90%, 04/01/02                                         24,227        24,113
   1.91%, 05/03/02                                         25,224        25,062

   LANDESBANK SCHLESWIG-HOLSTEIN GIROZENTRALE
   2.03%, 02/19/02                                         29,000        28,920
   2.03%, 02/26/02                                         18,000        17,943
   1.82%, 03/20/02                                         85,000        84,667
   4.19%, 05/07/02                                         45,000        44,366
   1.84%, 06/10/02                                         39,000        38,685
   2.43%, 11/12/02                                         60,000        58,753
   2.55%, 11/26/02                                         35,000        34,205

*  LEXINGTON PARKER CAPITAL CORP.
   2.32%, 01/17/02                                         50,000        49,949
   2.33%, 01/17/02                                         20,296        20,275
   3.65%, 01/23/02                                         31,064        30,996
   3.66%, 01/23/02                                          2,000         1,996
   3.53%, 01/24/02                                         20,000        19,956
   3.65%, 01/25/02                                        170,000       169,594
   2.14%, 02/05/02                                         50,561        50,456
   3.49%, 03/01/02                                         75,848        75,422

*  LINKS FINANCE, L.L.C.
   3.62%, 01/23/02                                         25,000        24,946
   1.94%, 03/06/02                                         10,000         9,966
   2.32%, 03/25/02                                         33,000        32,825
   2.32%, 03/27/02                                         50,000        49,728
   2.33%, 04/11/02                                         22,000        21,859
   2.11%, 04/15/02                                         13,937        13,853
   2.16%, 04/29/02                                          4,000         3,972
   2.04%, 05/13/02                                         30,000        29,778

   LLOYDS TSB BANK, PLC
   2.04%, 02/04/02                                         24,000        23,954
   1.81%, 03/21/02                                         93,000        92,633

*  MARKET STREET FUNDING CORP.
   2.12%, 01/08/02                                         45,000        44,982

   MORGAN STANLEY, DEAN WITTER & CO., INC.
   1.84%, 02/13/02                                        150,000       149,672
   1.84%, 02/25/02                                         90,000        89,748
   2.00%, 02/26/02                                        100,000        99,690

*  NEWCASTLE CERTIFICATES PROGRAM
   2.09%, 01/15/02                                         90,000        89,927
   2.11%, 01/24/02                                        100,000        99,866
   2.13%, 01/29/02                                         85,000        84,860

   NORDEA NORTH AMERICA, INC.
   2.11%, 01/08/02                                         50,000        49,980
   2.06%, 02/26/02                                         23,000        22,927

*  PREFERRED RECEIVABLES FUNDING CORP.
   2.11%, 01/11/02                                        112,185       112,120
   2.23%, 01/25/02                                         15,000        14,978
   2.13%, 02/05/02                                         15,000        14,969

   PRUDENTIAL FUNDING, LLC
   2.06%, 02/27/02                                         25,000        24,919

*  QUINCY CAPITAL CORP.
   2.03%, 01/04/02                                         45,000        44,992
   2.10%, 01/09/02                                         35,000        34,984

*+ RECEIVABLES CAPITAL CORP.
   1.99%, 01/03/02                                         45,146        45,141
   2.13%, 01/11/02                                         27,609        27,593

   SALOMON SMITH BARNEY HOLDINGS, INC.
   1.95%, 01/02/02                                         25,000        24,999

   SAN PAOLO IMI U.S. FINANCIAL CO.
   2.06%, 01/31/02                                         93,000        92,841
   2.11%, 01/31/02                                         27,000        26,953
   1.90%, 02/12/02                                         30,000        29,934
   1.91%, 02/13/02                                        100,000        99,773
   2.07%, 02/26/02                                         30,000        29,904
   2.06%, 02/27/02                                         50,000        49,838

   SANTANDER FINANCIAL (DELAWARE), INC.
   2.20%, 01/25/02                                         30,000        29,956
   1.89%, 03/04/02                                         44,000        43,857
   1.89%, 03/05/02                                         55,000        54,819
   1.82%, 03/19/02                                         48,000        47,814

*  SIGMA FINANCE, INC.
   3.45%, 02/14/02                                         40,000        39,834
   2.55%, 02/25/02                                         24,500        24,406
   3.31%, 03/01/02                                        110,000       109,412
   3.31%, 03/05/02                                         50,000        49,715
   2.48%, 03/21/02                                         20,590        20,479
   2.63%, 03/21/02                                          7,000         6,960
   2.32%, 04/11/02                                         50,000        49,682
   2.33%, 04/11/02                                         50,000        49,681
   2.33%, 04/17/02                                         15,000        14,898
   2.05%, 04/24/02                                         10,000         9,936
   2.55%, 05/10/02                                         13,524        13,402

*  SIGMA FINANCE, INC., 144A
   4.80%, 04/25/02                                         10,000        10,000
   4.20%, 05/15/02                                         20,000        19,993
   4.06%, 06/17/02                                         46,000        46,008
   3.77%, 08/02/02                                        100,000       100,000


See the Financial Notes, which are integral to this information.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER                                               FACE VALUE    MKT. VALUE
   RATE, MATURITY DATE                                 ($ X 1,000)   ($ X 1,000)

   3.74%, 08/06/02                                        100,000       100,000
   3.37%, 09/16/02                                         65,000        65,126
   3.37%, 09/20/02                                         50,000        50,091
   2.83%, 09/25/02                                         10,000        10,000
   2.31%, 11/15/02                                         90,000        89,767

   SOCIETE GENERALE, N.A., INC.
   2.36%, 02/11/02                                         12,000        11,968
   2.30%, 02/12/02                                         20,000        19,947
   2.01%, 02/28/02                                        165,000       164,468
   1.78%, 03/05/02                                        110,000       109,659
   1.89%, 03/06/02                                        114,000       113,619
   1.90%, 03/06/02                                        150,000       149,496

*  STELLAR FUNDING GROUP, INC.
   2.01%, 01/02/02                                         11,922        11,921
   2.29%, 01/16/02                                          6,000         5,994
   2.23%, 01/22/02                                         25,215        25,182
   2.29%, 01/22/02                                         24,766        24,733
   2.13%, 01/23/02                                         15,000        14,981
   1.94%, 01/28/02                                         15,000        14,978
   2.13%, 01/28/02                                         10,760        10,743
   2.19%, 01/28/02                                         15,776        15,750
   2.19%, 01/29/02                                         15,206        15,180
   2.40%, 02/12/02                                         20,000        19,944
   2.11%, 02/15/02                                          9,000         8,976
   2.53%, 03/20/02                                         20,454        20,343
   2.53%, 03/21/02                                          9,867         9,813
   1.87%, 03/28/02                                          7,860         7,825
   2.53%, 03/28/02                                         17,274        17,171
   2.34%, 04/10/02                                         12,000        11,924
   2.17%, 04/16/02                                          8,949         8,893
   2.21%, 04/17/02                                         18,682        18,562

   SVENSKA HANDELSBANKEN, INC.
   2.26%, 02/08/02                                         26,000        25,938
   1.81%, 03/18/02                                         50,000        49,809

   TORONTO DOMINION HOLDINGS, INC.
   2.01%, 02/22/02                                         50,000        49,856

*+ TRIPLE-A ONE FUNDING CORP.
   2.12%, 01/15/02                                         25,543        25,522
   1.85%, 01/16/02                                         14,922        14,910
   1.86%, 03/26/02                                          6,914         6,884

*+ TULIP FUNDING CORP.
   1.95%, 01/15/02                                         77,513        77,454
   2.33%, 02/08/02                                         19,000        18,954
   2.30%, 03/18/02                                         28,417        28,281
   1.86%, 03/20/02                                         11,772        11,725

   TYCO CAPITAL CORP.
   2.17%, 02/08/02                                         99,000        98,774
   2.17%, 02/11/02                                         95,000        94,766
   1.89%, 03/01/02                                         69,000        68,787
   1.81%, 04/01/02                                         45,000        44,798

*  VARIABLE FUNDING CAPITAL CORP.
   2.10%, 01/03/02                                        265,000       264,969
   2.11%, 01/03/02                                         98,000        97,989
   1.97%, 01/07/02                                         50,000        49,984
   2.11%, 01/07/02                                         75,000        74,974
   1.90%, 02/07/02                                        150,000       149,709

*  WCP FUNDING, INC.
   2.19%, 02/06/02                                         73,000        72,841

*  WINDMILL FUNDING
   2.05%, 01/02/02                                         21,000        20,999
   1.98%, 01/03/02                                         25,000        24,997
   2.13%, 01/07/02                                         14,400        14,395
   2.14%, 01/07/02                                         10,000         9,996
   1.95%, 01/11/02                                         50,000        49,973
   2.18%, 01/29/02                                         56,000        55,905
   1.79%, 03/11/02                                         23,000        22,922
                                                                     ----------
                                                                     21,309,768

   CERTIFICATES OF DEPOSIT 38.3%
--------------------------------------------------------------------------------

   ABBEY NATIONAL TREASURY SERVICES, PLC
   2.05%, 02/05/02                                         55,000        55,000
   2.05%, 02/06/02                                         70,000        70,000
   2.01%, 02/22/02                                        255,000       255,000
   3.88%, 07/23/02                                        195,000       195,003

   ABN AMRO BANK, NV
   1.81%, 03/27/02                                        100,000       100,000

   AMERICAN EXPRESS CENTURION BANK
   2.55%, 01/10/02                                         92,000        92,000
   2.10%, 02/05/02                                         90,000        90,000

   BANCO BILBAO VIZCAYA ARGENTARIA SA
   1.76%, 03/14/02                                         25,000        25,001

   BANK OF MONTREAL
   1.90%, 03/11/02                                         69,000        69,000

   BANK OF NOVA SCOTIA
   2.30%, 02/11/02                                         47,000        47,001
   1.90%, 02/13/02                                         65,000        65,000
   1.95%, 02/15/02                                        100,000       100,000
   2.00%, 02/20/02                                         25,000        25,000
   2.06%, 02/27/02                                        100,000       100,000
   1.92%, 03/05/02                                         25,000        25,000
   1.77%, 03/12/02                                         45,000        45,000
   1.89%, 03/12/02                                         25,000        25,000


See the Financial Notes, which are integral to this information.

   ISSUER                                               FACE VALUE    MKT. VALUE
   RATE, MATURITY DATE                                 ($ X 1,000)   ($ X 1,000)

   BANK OF SCOTLAND TREASURY SERVICES, PLC
   2.24%, 02/14/02                                          8,000         8,000
   2.16%, 02/28/02                                         32,000        32,000
   1.90%, 03/05/02                                        176,000       176,002
   1.82%, 04/05/02                                         10,000        10,002
   2.25%, 04/19/02                                         40,000        40,000
   2.05%, 04/24/02                                         50,000        50,028

   BARCLAYS BANK, PLC
   2.05%, 01/16/02                                        146,000       145,996
   2.10%, 01/22/02                                        335,000       335,001
   1.78%, 03/11/02                                         47,000        47,011
   2.05%, 04/09/02                                         45,000        45,287
   4.43%, 04/10/02                                         50,000        50,000
   2.15%, 04/26/02                                         20,000        20,003

   BAYERISCHE HYPO-UND VEREINSBANK, AG
   2.05%, 01/25/02                                        188,000       188,000
   1.92%, 02/13/02                                         11,000        11,000
   2.01%, 02/15/02                                        100,000       100,000
   2.01%, 02/20/02                                        175,000       175,000
   1.86%, 03/06/02                                         82,000        82,000
   1.86%, 03/07/02                                         90,000        90,000
   1.75%, 03/21/02                                         70,000        70,000

   BAYERISCHE LANDESBANK GIROZENTRALE
   2.11%, 02/01/02                                        181,200       181,203
   2.05%, 02/25/02                                         34,000        33,999
   1.87%, 03/06/02                                         20,000        20,000
   2.05%, 04/04/02                                         80,000        80,075
   4.53%, 04/11/02                                         83,000        82,969
   4.53%, 04/12/02                                         55,000        55,000

   BNP PARIBAS
   2.32%, 02/04/02                                        191,000       191,000
   2.32%, 02/05/02                                        250,000       250,000
   1.89%, 02/13/02                                        125,000       125,001
   1.86%, 03/08/02                                         95,000        95,000
   1.75%, 03/14/02                                         35,000        35,000
   1.82%, 03/19/02                                         50,000        50,001
   2.22%, 03/25/02                                        130,000       130,000

   CANADIAN IMPERIAL BANK OF COMMERCE
   5.41%, 01/22/02                                         50,000        50,000
   1.90%, 02/26/02                                         20,000        20,094
   4.62%, 03/28/02                                         94,000        93,996
   4.64%, 03/28/02                                         25,000        24,999
   4.11%, 05/08/02                                         25,000        25,001
   3.84%, 07/22/02                                        150,000       149,996
   3.88%, 07/23/02                                         40,000        39,996
   3.80%, 07/31/02                                        220,000       219,981

   CHASE MANHATTAN BANK USA, N.A.
   2.10%, 02/01/02                                        285,000       285,000
   1.85%, 03/07/02                                        242,000       242,000
   1.85%, 03/08/02                                        338,000       338,000

   CITIBANK, N.A.
   2.05%, 02/21/02                                        250,000       250,000
   1.86%, 03/07/02                                        239,000       239,000
   1.80%, 04/02/02                                         28,000        28,000
   1.80%, 04/03/02                                         70,000        70,000

   COMMERZBANK, AG
   2.07%, 02/28/02                                         93,000        93,000
   1.79%, 03/13/02                                         36,000        36,000

   CREDIT AGRICOLE INDOSUEZ
   2.06%, 02/05/02                                         75,000        75,004
   2.30%, 02/19/02                                        199,000       199,000
   1.75%, 03/18/02                                         90,000        90,000

   CREDIT SUISSE FIRST BOSTON CORP.
   2.41%, 01/25/02                                         95,000        95,004

   DANSKE BANK A/S
   1.84%, 02/27/02                                         48,000        48,000
   2.32%, 03/11/02                                         25,000        25,000
   1.89%, 03/14/02                                         20,000        20,000

   DEUTSCHE BANK, AG
   2.01%, 02/28/02                                         25,000        25,001
   4.81%, 03/15/02                                        100,000        99,994
   2.47%, 03/19/02                                        477,000       477,000
   3.80%, 07/19/02                                        145,000       144,988
   3.70%, 10/04/02                                         50,000        49,996

   DRESDNER BANK, AG
   2.19%, 01/28/02                                         45,000        45,002
   2.07%, 03/05/02                                         70,000        70,000
   1.91%, 03/06/02                                         30,000        30,000
   1.89%, 03/14/02                                        100,000       100,000
   1.80%, 03/18/02                                         35,000        35,000

   FIRST TENNESSEE BANK, N.A.
   2.21%, 01/28/02                                         50,000        50,000

   FORENINGSSPARBANKEN AB (SWEDBANK)
   1.81%, 03/21/02                                         50,000        50,000

   HALIFAX, PLC
   2.31%, 02/04/02                                         50,000        50,007
   2.30%, 02/19/02                                         60,000        60,000
   1.81%, 03/20/02                                         79,000        79,000
   2.22%, 03/26/02                                         80,000        80,000
   2.23%, 04/19/02                                         25,000        25,003
   2.57%, 09/25/02                                         50,000        50,000


See the Financial Notes, which are integral to this information.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER                                               FACE VALUE    MKT. VALUE
   RATE, MATURITY DATE                                 ($ X 1,000)   ($ X 1,000)

   ING BANK NV
   1.91%, 02/11/02                                         49,000        49,000
   2.06%, 02/28/02                                         87,000        87,000
   1.97%, 03/04/02                                        170,000       170,000
   1.89%, 03/05/02                                         73,000        73,000
   1.90%, 03/11/02                                         75,000        75,000
   1.77%, 03/14/02                                        140,000       140,000
   1.77%, 03/15/02                                        140,000       140,000
   1.77%, 03/18/02                                         75,000        75,000
   1.82%, 03/19/02                                        250,000       250,000
   1.83%, 03/25/02                                         40,000        40,000
   1.83%, 03/28/02                                         64,000        64,000

   J.P. MORGAN CHASE BANK
   1.75%, 03/13/02                                        125,000       125,000
   1.75%, 03/15/02                                        200,000       200,000
   1.75%, 03/18/02                                         25,000        25,000

   LANDESBANK BADEN WURTTEMBERG
   2.02%, 02/19/02                                        120,000       120,001
   2.06%, 02/28/02                                         75,000        75,001
   1.81%, 03/21/02                                         49,000        49,001
   1.81%, 03/22/02                                         60,000        60,001
   1.84%, 03/28/02                                         71,000        71,000
   2.05%, 04/29/02                                         50,000        50,023

   LANDESBANK HESSEN-THURINGEN GIROZENTRALE
   2.10%, 02/04/02                                         85,000        85,000
   3.45%, 02/28/02                                         45,000        45,000
   3.30%, 03/04/02                                         50,000        50,004

   LLOYDS TSB BANK, PLC
   1.91%, 02/14/02                                        100,000       100,000
   1.87%, 03/04/02                                         49,000        49,000
   1.75%, 03/11/02                                        100,000       100,000
   1.75%, 03/13/02                                        120,000       120,000
   1.80%, 03/21/02                                         50,000        50,000
   1.80%, 03/26/02                                        122,000       122,000

   NATIONAL AUSTRALIA BANK, LTD.
   4.44%, 04/12/02                                         75,000        75,000
   4.25%, 04/29/02                                        194,000       194,000
   4.20%, 05/30/02                                        100,000       100,002

   NATIONAL BANK OF CANADA
   1.89%, 02/13/02                                         65,000        65,000

   NATIONAL WESTMINSTER BANK, PLC
   3.88%, 07/23/02                                        100,000        99,992
   3.89%, 07/24/02                                        321,000       320,965

   NORDDEUTSCHE LANDESBANK GIROZENTRALE
   3.65%, 01/28/02                                        125,000       125,000
   1.91%, 02/11/02                                         75,000        75,000
   2.06%, 02/21/02                                         55,000        55,000
   2.07%, 02/28/02                                         87,000        87,001

   NORDEA BANK FINLAND, PLC
   1.81%, 03/18/02                                        100,000        99,999
   1.81%, 03/20/02                                        100,000       100,002
   1.81%, 03/21/02                                         40,000        40,000

   RABOBANK NEDERLAND, NV
   2.36%, 01/03/03                                         86,000        85,962
   1.80%, 03/25/02                                         15,000        15,000
   4.43%, 04/02/02                                         48,000        48,016
   4.04%, 07/08/02                                         98,000        98,002

   ROYAL BANK OF CANADA
   5.41%, 01/22/02                                         40,000        40,000
   1.88%, 02/11/02                                         40,000        40,000
   1.78%, 03/12/02                                         85,000        85,003
   4.62%, 03/28/02                                         50,000        49,998
   4.47%, 04/12/02                                         47,000        46,998
   4.64%, 04/18/02                                         80,000        80,000
   4.05%, 07/08/02                                         96,000        95,998
   3.88%, 07/23/02                                        100,000        99,989
   3.80%, 07/26/02                                         16,000        16,003
   4.02%, 08/07/02                                        124,000       123,996

   ROYAL BANK OF SCOTLAND
   2.56%, 09/25/02                                         93,000        93,000
   3.67%, 10/04/02                                         97,000        96,993
   2.74%, 12/27/02                                         99,000        98,981

   SAN PAOLO IMI SPA
   1.90%, 03/05/02                                         18,000        18,001
   1.81%, 03/18/02                                         25,000        25,000

   SOCIETE GENERALE
   2.11%, 02/01/02                                        140,000       140,000
   2.10%, 02/04/02                                         80,000        80,000
   1.81%, 03/21/02                                         50,000        50,000

   SVENSKA HANDELSBANKEN
   1.77%, 03/11/02                                         30,000        30,001
   1.77%, 03/22/02                                         50,000        50,001

   TORONTO DOMINION BANK
   2.05%, 01/04/02                                        100,000       100,000
   2.47%, 01/06/03                                         46,000        46,000
   1.89%, 02/08/02                                         95,000        95,000
   1.95%, 02/15/02                                         80,000        80,000
   1.81%, 03/27/02                                        100,000       100,000
   4.65%, 04/18/02                                         70,000        70,000
   4.11%, 05/10/02                                         69,000        68,998
   3.81%, 07/23/02                                         42,000        42,002

See the Financial Notes, which are integral to this information.

   ISSUER                                               FACE VALUE    MKT. VALUE
   RATE, MATURITY DATE                                 ($ X 1,000)   ($ X 1,000)

   UBS AG
   2.43%, 01/06/03                                         50,000        50,000
   2.44%, 01/06/03                                         47,000        47,005
   1.86%, 03/06/02                                        240,000       240,002
   1.90%, 03/12/02                                         40,000        40,000
   1.89%, 03/14/02                                        160,000       160,002
   3.81%, 07/23/02                                        145,000       144,992
   2.33%, 12/17/02                                         65,000        65,015
   2.50%, 12/18/02                                         44,000        44,000

   UNICREDITO ITALIANO SPA
   2.42%, 01/16/02                                         10,000        10,000
   2.25%, 01/28/02                                         55,000        55,000
   2.54%, 01/31/02                                         17,000        17,000
   2.11%, 02/04/02                                        350,000       350,000
   2.12%, 02/05/02                                        110,000       110,000
   1.92%, 02/11/02                                         35,000        35,001

   WESTDEUTSCHE LANDESBANK GIROZENTRALE
   1.90%, 02/12/02                                        280,000       280,000
   2.30%, 02/20/02                                         57,000        57,000
   2.07%, 02/26/02                                         70,000        70,000
   3.30%, 03/04/02                                         15,000        15,003
   1.90%, 03/11/02                                        100,000       100,000
   1.81%, 03/26/02                                         50,000        50,000
   1.82%, 03/26/02                                         20,000        20,000

   WILMINGTON TRUST CO.
   1.81%, 03/25/02                                         25,000        25,000
                                                                     ----------
                                                                     16,955,599

   PROMISSORY NOTES 1.3%
--------------------------------------------------------------------------------

o  THE GOLDMAN SACHS GROUP, INC.
   3.80%, 01/14/02                                         80,000        80,000
   2.60%, 01/31/02                                         85,000        85,000
   3.54%, 02/21/02                                        120,000       120,000
   2.00%, 06/04/02                                         72,000        72,000
   1.93%, 06/12/02                                        240,000       240,000
                                                                     ----------
                                                                        597,000

   BANK NOTES 1.3%
--------------------------------------------------------------------------------

   BANK OF NEW YORK
   4.50%, 03/28/02                                         25,000        24,999
   4.27%, 04/30/02                                        141,000       140,996

   LASALLE BANK, N.A.
   2.08%, 02/06/02                                        123,000       123,000
   4.50%, 03/28/02                                         25,000        24,999

   WELLS FARGO BANK, N.A.
   2.10%, 01/30/02                                        150,000       150,000
   1.88%, 02/06/02                                         40,000        40,000
   1.80%, 03/20/02                                         60,000        60,000
                                                                     ----------
                                                                        563,994

   VARIABLE-RATE OBLIGATIONS
   2.2% of investments

+  ACTIVE LIVING OF GLENVIEW, L.L.C.
   Senior Floating Rate Note
   Series 1998, 144A
   1.98%, 01/07/02                                         11,000        11,000

*  BETA FINANCE, INC., 144A
   1.88%, 01/15/02                                        143,000       142,996

+  BMC SPECIAL CARE FACILITIES FINANCING AUTHORITY
   OF THE CITY OF MONTGOMERY, ALABAMA
   Taxable RB (Montgomery Baptist
   Outreach Services Corp.
   Project) Series 1997A
   2.00%, 01/07/02                                          8,600         8,600

+  CITY OF NEW BRITAIN, CONNECTICUT
   GO Pension Bonds
   2.06%, 01/07/02                                         40,000        40,000

+  CITY OF SANTA ROSA
   VRD Wastewater Series 1998A
   2.00%, 01/07/02                                         17,300        17,300

+  COLUMBUS, GEORGIA DEVELOPMENT AUTHORITY
   Taxable RB (Jay Leasing, Inc.
   Project) Series 1997
   2.00%, 01/07/02                                          6,770         6,770

+  FILLMORE, CALIFORNIA PUBLIC FINANCING AUTHORITY
   VRD Tax Allocation Bond
   (Fillmore Redevelopment
   Agency Central City
   Redevelopment Project Area)
   Series 1998A
   2.06%, 01/07/02                                         10,120        10,120

o  LEHMAN COMMERCIAL PAPER, INC., 144A
   2.39%, 01/02/02                                        100,000       100,000

+  LOANSTAR ASSETS PARTNERS II, L.P.
   2.12%, 01/02/02                                         25,000        25,000

+  MERLOT TRUST
   Series 2000B, 144A
   2.08%, 01/07/02                                         30,000        30,000

See the Financial Notes, which are integral to this information.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER                                               FACE VALUE    MKT. VALUE
   RATE, MATURITY DATE                                 ($ X 1,000)   ($ X 1,000)

o  METROPOLITIAN LIFE INSURANCE CO., 144A
   2.19%, 01/30/02                                         50,000        50,000

o  MONUMENTAL LIFE INSURANCE CO., 144A
   2.22%, 01/02/02                                        100,000       100,000
   2.24%, 01/02/02                                        100,000       100,000
   2.25%, 01/02/02                                         10,000        10,000

   MORGAN STANLEY DEAN WITTER & CO., 144A
   1.96%, 01/15/02                                         50,000        50,000

+  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
   Taxable Economic Development
   Bonds (MSNBC CNBC Project)
   Series 1997A,144A
   2.10%, 01/02/02                                         32,000        32,000

*  SIGMA FINANCE, INC., 144A
   1.93%, 01/25/02                                         35,000        35,002

+o STRATEGIC MONEY MARKET TRUST
   Series 2001M, 144A
   1.90%, 03/13/02                                         15,000        15,000

+  TOWN OF ISLIP, NEW YORK IDA
   Taxable Adjustable Rate IDRB
   (Nussdorf Associates/Quality
   King Distributors, Inc. Facility)
   Series 1992
   2.08%, 01/07/02                                          3,905         3,905

o  TRAVELERS INSURANCE CO
   2.15%, 01/02/02                                        100,000       100,000
   2.65%, 01/02/02                                         25,000        25,000
   2.29%, 01/31/02                                         25,000        25,000
   2.23%, 02/21/02                                         50,000        50,000
                                                                     ----------
                                                                        987,693



   FIXED-RATE - U.S. GOVERNMENT SECURITIES
   1.4% of investments

   DISCOUNT NOTES 1.4%

   FANNIE MAE
   2.00%, 01/31/02                                         10,908        10,890
   2.01%, 01/31/02                                        130,000       129,783
   2.02%, 01/31/02                                        125,447       125,237

   FEDERAL HOME LOAN BANK
   2.00%, 02/06/02                                         25,000        24,950

   FREDDIE MAC
   2.00%, 02/07/02                                        100,000        99,796
   2.01%, 02/07/02                                        129,200       128,934
   2.00%, 01/31/02                                         80,000        79,867
                                                                     ----------
                                                                        599,457


   OTHER INVESTMENTS 7.4% of investments

                                                    MATURITY VALUE    MKT. VALUE
   SECURITY                                            ($ X 1,000)   ($ X 1,000)

   REPURCHASE AGREEMENTS 7.4%

   BANK OF AMERICA SECURITIES, L.L.C.
   Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities
   1.84%, issued 12/31/01,
     due 01/02/02                                          35,004        35,000

   CREDIT SUISSE FIRST BOSTON CORP
   Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities
   1.82%, issued 12/31/01,
     due 01/02/02                                         252,886       252,860
   2.08%, issued 10/31/01,
     due 01/07/02                                         200,786       200,000

   J.P. MORGAN & CO.
   Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities
   1.82%, issued 12/31/01,
     due 01/02/02                                         600,061       600,000



See the Financial Notes, which are integral to this information.

                                                    MATURITY VALUE    MKT. VALUE
   SECURITY                                            ($ X 1,000)   ($ X 1,000)

   UBS PAINEWEBBER, INC.
   Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities
   1.82%, issued 12/31/01,
     due 01/02/02                                       1,180,119     1,180,000
   1.75%, issued 12/11/01,
     due 01/07/02                                         400,525       400,000
   1.87%, issued 11/07/01,
     due 01/07/02                                         376,188       375,000
   1.87%, issued 11/08/01,
     due 01/07/02                                         250,779       250,000
                                                                     ----------
                                                                      3,292,860


--------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.





See the Financial Notes, which are integral to this information.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) -- FINANCIALS


Statement of
ASSETS AND LIABILITIES
As of December 31, 2001. All numbers x 1,000 except NAV.


ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                       $44,306,371 a
Receivables:
  Fund shares sold                                                     176,616
  Interest                                                             162,450
Prepaid expenses                                                  +        229
                                                                  -------------
TOTAL ASSETS                                                        44,645,666

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                 285,277
  Dividends to shareholders                                             10,089
  Investments bought                                                    98,000
  Investment adviser and administrator fees                              1,664
  Transfer agent and shareholder service fees                              791
Accrued expenses                                                  +      2,785
                                                                  -------------
TOTAL LIABILITIES                                                      398,606

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                        44,645,666
TOTAL LIABILITIES                                                 -    398,606
                                                                  ------------
NET ASSETS                                                         $44,247,060

NET ASSETS BY SOURCE
Capital received from investors                                     44,247,164
Net realized capital losses                                               (104)

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$44,247,060      44,247,273        $1.00


a Includes illiquid restricted securities worth $1,485,592, or 3.35% of the fund's investments. The amortized cost for the fund's securities was $44,306,371.




FEDERAL TAX DATA
--------------------------------------------------------------------------------

COST BASIS OF PORTFOLIO                                         $44,306,371

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                                               Loss amount:
   2003                                                                $104

See the Financial Notes, which are integral to this information.

Statement of
OPERATIONS
For January 1, 2001 through December 31, 2001. All numbers x 1,000.


INVESTMENT INCOME
Interest                                                            $1,932,775

NET REALIZED GAINS
--------------------------------------------------------------------------------
Net realized gains on investments sold                                      21

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                              139,599 a
Transfer agent and shareholder service fees                            103,042 b
Trustees' fees                                                             125 c
Custodian and portfolio accounting fees                                  3,269
Professional fees                                                          164
Registration fees                                                        2,908
Shareholder reports                                                        604
Other expenses                                                     +       170
                                                                   -----------
Total expenses                                                         249,881
Expense reduction                                                  -    58,666 d
                                                                   -----------
NET EXPENSES                                                           191,215

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                              1,932,775
NET EXPENSES                                                       -   191,215
                                                                   -----------
NET INVESTMENT INCOME                                                1,741,560
NET REALIZED GAINS                                                 +        21
                                                                   -----------
INCREASE IN NET ASSETS FROM OPERATIONS                              $1,741,581

a  Calculated on a graduated basis as a percentage of average daily net assets:
   0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.17% of the fund's assets. Prior to June 1, 2001, the percentage for shareholder services was 0.20%.

c  For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2002 to 0.45% of average daily net assets. Prior to June 1, 2001, this limit was voluntarily further reduced to 0.40%. This limit doesn't include interest, taxes and certain non-routine expenses.

See the Financial Notes, which are integral to this information.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) -- FINANCIALS


Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.


--------------------------------------------------------------------------------
OPERATIONS                                1/1/01 - 12/31/01   1/1/00 - 12/31/00

Net investment income                          $ 1,741,560        $  1,937,341
Net realized gains                            +         21                  --
                                          --------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS           1,741,581           1,937,341

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income           $ 1,741,560        $  1,937,341

TRANSACTIONS IN FUND SHARES a
--------------------------------------------------------------------------------
Shares sold                                     52,214,557          53,581,784
Shares reinvested                                1,633,497           1,810,657
Shares redeemed                               +(45,920,355)        (46,338,286)
                                          --------------------------------------
NET INCREASE                                     7,927,699           9,054,155

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                             36,319,340          27,265,185
Total increase                                +  7,927,720           9,054,155 b
                                          --------------------------------------
END OF PERIOD                                  $44,247,060        $ 36,319,340


a Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.



See the Financial Notes, which are integral to this information.

FINANCIAL NOTES


FINANCIAL NOTES


BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS,(TM) A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS' SHARES ARE BOUGHT AND SOLD AT $1.00 PER SHARE. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.


FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.


--------------------------------------------------------------------------------
THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
Organized October 20, 1989
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund(R)
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Institutional Advantage Money Fund(R)
   Schwab Retirement Money Fund(R)
   Schwab Government Cash Reserves
--------------------------------------------------------------------------------

FINANCIAL NOTES

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.


ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund bought a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund(R)

In our opinion, the accompanying statements of assets and liabilities, including the Portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Schwab Value Advantage Money Fund (four of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Funds") at December 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
February 8, 2002

FUND TRUSTEES (UNAUDITED)

A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report.

Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are the "interested trustees" listed in the first table. The "independent trustees" in the third table are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

Each of the SchwabFunds (of which there were 44 as of 12/31/01) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 800-435-4000.


 INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                        TRUST POSITION(S);
NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
----------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB       Chair. Trustee:              Chair, Co-CEO, Director, The Charles Schwab Corp.; CEO, Director,
7/29/37                 Family of Funds, 1989;       Schwab Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.,
                        Investments, 1991;           Charles Schwab Investment Management, Inc.; Chair, Schwab Retirement
                        Capital Trust, 1993;         Plan Services, Inc.; until 7/01 Director, The Charles Schwab Trust Co.;
                        Annuity Portfolios,          Director, U.S. Trust Corp.; until 1/99, Chair, Director, Mayer &
                        1994.                        Schweitzer, Inc. (securities brokerage subsidiary of The Charles Schwab
                                                     Corp.); Director, The Gap, Inc. (clothing retailer), Audiobase, Inc.
                                                     (Internet audio solutions), Vodafone AirTouch PLC (telecom), Siebel
                                                     Systems (software), Xign, Inc. (electronic payment systems).

----------------------------------------------------------------------------------------------------------------------------
JOHN P. COGHLAN         President, CEO.              Vice Chair, EVP, The Charles Schwab Corp.; Vice Chair,
5/6/51                  Trustee: 2000                Enterprise President, Retirement Plan Services, Services for
                        (all trusts).                Investment Managers, Charles Schwab & Co., Inc.; CEO,
                                                     Director, Charles Schwab Investment Management, Inc.;
                                                     President, CEO, Director, The Charles Schwab Trust Co.;
                                                     President, Director, Schwab Retirement Technologies, Inc.;
                                                     Director, Charles Schwab Asset Management (Ireland) Ltd.,
                                                     Charles Schwab Worldwide Funds PLC, Performance Technologies,
                                                     Inc., Schwab Retirement Plan Services, Inc.

----------------------------------------------------------------------------------------------------------------------------
JEREMIAH H. CHAFKIN     EVP, COO. Trustee:           EVP, Asset Management Products and Services, Charles Schwab &
5/9/59                  2000 (all trusts).           Co., Inc.; President, COO, Charles Schwab Investment Management,
                                                     Inc.; Director, Charles Schwab Asset Management (Ireland) Ltd.,
                                                     Charles Schwab Worldwide Funds PLC; until 9/99, Senior Managing
                                                     Director, Bankers Trust Co.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE     TRUST OFFICE(S) HELD          MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG          Treasurer, Principal          SVP, CFO, Charles Schwab Investment Management, Inc.; VP, The
3/7/51                 Financial Officer.            Charles Schwab Trust Co.; 1994-96, Controller, Robertson Stephens
                                                     Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD        SVP, Chief Investment         SVP, Chief Investment Officer, Charles Schwab Investment
4/5/55                 Officer.                      Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                     Trust Co.
------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON         Secretary.                    SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                              Investment Management, Inc.; until 6/98, San Francisco Branch
                                                     Chief in Enforcement, U.S. Securities and Exchange Commission.



INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE      TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-------------------------------------------------------------------------------------------------------------------------
DONALD DORWARD          Family of Funds, 1989;       CEO, Dorward & Associates (management, marketing, marketing
9/23/31                 Investments, 1991;           consulting); 1996-99, EVP, Managing Director, Grey Advertising.
                        Capital Trust, 1993;
                        Annuity Portfolios,
                        1994.
-------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;       Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                 Investments, 1991;           services and investment advisory firm.).
                        Capital Trust, 1993;
                        Annuity Portfolios,
                        1994.
-------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;       Managing Partner, D.R. Stephens & Co. (investments); until 1996,
6/28/38                 Investments, 1991;           Chair, CEO, North American Trust (real estate investment).
                        Capital Trust, 1993;
                        Annuity Portfolios,
                        1994.
-------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;       Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                 Investments, 1991;           investments).
                        Capital Trust, 1993;
                        Annuity Portfolios,
                        1994.
-------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).           Special Advisor to the President, Stanford University;
8/13/60                                              1996-2000 VP, Business Affairs, CFO, Stanford University;
                                                     until 2/96, CFO, Eureka Bank; CFO, COO, America First Eureka
                                                     Holdings, Inc. (holding company); Director, America First
                                                     Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                     (mortgage finance), Stanford Hospitals and Clinics, SRI
                                                     International (research), LookSmart, Ltd. (internet infra-
                                                     structure), PMI Group, Inc. (mortgage insurance), Lucile
                                                     Packard Children's Hospital.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES  CONTINUED

NAME AND BIRTHDATE     TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER      2000 (all trusts).           Co-CEO, Aphton Corp (bio-pharmaceuticals); until 8/98, Dean, Haas
11/22/41                                            School of Business, University of California, Berkeley; Director,
                                                    Solectron Corp. (manufacturing), Tenera, Inc. (services and software), Airlease Ltd. (aircraft leasing), Mission West Properties
                                                    (commercial real estate), Digital Microwave Corp. (network equipment).

-------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH        2000 (all trusts).           Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                             Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                                    (investments--Netherlands), Cooper Industries (electrical products);
                                                    Member, audit committee, Northern Border Partners, L.P., (energy).

HOW TO READ THIS REPORT


This report, including the financial tables, has been designed to be EASY TO READ. The next few pages provide additional information that can help you more fully understand the financial tables and why they are important to ALL FUND INVESTORS.

In this section, we take a closer look at the types of information presented in the financial tables.

Brief CALLOUTS add context to some of the most important elements in the tables, and help explain certain fund operations and accounting principles.

At the end, a GLOSSARY defines many of the financial terms that are used in this report.


[GRAPHIC OF SAMPLE OF FINANCIAL HIGHLIGHTS]
                                                 Table is for illustration only.


The financial highlights summarize the fund's activities over the past five years (or since inception, if the fund doesn't yet have five years of operat-ing history).

The figures in the first part of the table are for a single share of the fund that was "outstanding," or in existence, during the periods indicated.

These lines show how much the fund earned per share, and where these earnings came from: how much was from interest and dividends, and how much from capital appreciation (that is, price increases of investments the fund owned). A fund may show losses in this section if its expenses exceeded its income or its capital losses exceeded its capital gains.

Some funds, such as money funds, typically receive all their earnings as interest, while some equity funds may have only appreciation, or may receive interest and dividends only occasionally.

Total return shows what an investor in the fund would have earned or lost during each period indicated, assuming that all dividends and distributions were reinvested. Because the numbers in the financial highlights are for a fund's fiscal year, they will be different from calendar year numbers, except for funds whose fiscal year is the same as the calendar year.

[GRAPHIC OF SAMPLE OF FINANCIAL HIGHLIGHTS continued]
                                                 Table is for illustration only.


In some cases, such as with funds that started partway through their planned fiscal year or have changed their fiscal year, the financial highlights may contain a "stub period" that is less than 12 months.

In financial tables, parentheses around numbers are used to indicate a negative number, such as a loss, or a number that is being subtracted, such as a distribution paid by a fund to its shareholders.

The figures in this part of the table disclose a fund's annual operating expenses. The expenses are shown as a percentage of a fund's average net assets, because they are paid from these assets.

For some funds, the annual expenses are capped at a certain level. With these funds, there are two sets of expense figures: net expenses and the amounts of any expense reductions. The net figures reflect what the expenses actually were, after the reductions.

This shows you how much a fund netted in dividend and interest income (i.e., total dividends and interest minus expenses), expressed as a percentage of the fund's average net assets.

HOW TO READ THIS REPORT Continued


[GRAPHIC OF SAMPLE OF PORTFOLIO HOLDINGS]
                                                 Table is for illustration only.


The Portfolio Holdings (sometimes also called the Schedule of Investments) is a snapshot of all securities a fund held on the last day of the reporting period.


Symbols that may appear in the Portfolio Holdings:

+ Credit-enhanced security--indicates a security that is backed by the credit of a third party (usually a large financial institution). An issuer uses credit enhancement to give its securities a higher credit rating, which means that the issuer can pay a lower interest rate. From a fund's standpoint, credit enhancements can help lower the risk of default on those securities that carry them.

o Illiquid restricted security--indicates a security whose resale is subject to legal or contractual restrictions, and has been determined to be illiquid.

= Delayed-delivery security--indicates a security a fund has arranged to buy but has not yet received. A fund may incur a gain or loss if the value of the security rises or falls between the time the purchase was arranged and the time the security is delivered.


For fixed-rate obligations, the interest rate is set at the time of issue and doesn't change. However, some types of obligations (variable- and floating-rate) are structured so that the rate may be reset at certain times, typically to reflect changes in market interest rates. A fund may own some of both types of securities.

This shows a breakdown of holdings by asset type. To the right of the pie chart are figures showing the total market value of securities of each asset type, and also the amortized cost for those securities.

[GRAPHIC OF SAMPLE OF PORTFOLIO HOLDINGS Continued]
                                                 Table is for illustration only.


Unlike longer term bonds, money market securities have characteristics (i.e. shorter maturities) that allow their market value to be less sensitive to changes in interest rates or other market factors. Thus, with most money market securities, face value and market value are substantially equal.

In some cases, securities are organized into sub-groups. For each sub-group, there are figures showing the percentage of investments represented and the total market value of the securities in the subgroup. Note that for all dollar values, you need to add three zeroes after each number to get the approximate value.

HOW TO READ THIS REPORT Continued


[GRAPHIC OF SAMPLE OF STATEMENT OF ASSETS AND LIABILITIES]
                                                 Table is for illustration only.

As with the Portfolio Holdings, the figures in these statements need to be multiplied by 1,000. This includes the figures in the notes.

The Statement of Assets and Liabilities is a snapshot of a fund's balance sheet on the last day of the reporting period.

At any given time, a fund is likely to be owed money from various sources that it has not yet received, and to owe money it hasn't yet paid.

This section gathers the totals from the first two sections in order to compute net assets.

This section shows where the assets described above came from. "Capital received from investors" is money a fund received from investors buying its shares during the reporting period, and is a net figure (meaning that money the fund remitted to investors who redeemed their shares has already been subtracted from
it).

[GRAPHIC OF SAMPLE OF FEDERAL TAX DATA]
                                                 Table is for illustration only.


Although a mutual fund doesn't expect to pay federal income tax, it does have to file a return with the IRS. In some cases, the requirements of tax accounting differ from the requirements of the accounting practices used in keeping a fund's books, so the figures in this box may differ from those shown elsewhere in the financials. These differences may require that some values be reclassified in the financials, but this does not affect a fund's NAV.

[GRAPHIC OF SAMPLE OF STATEMENT OF OPERATIONS]
                                                 Table is for illustration only.


The Statement of Operations tells you how much money a fund earned and spent over the course of the reporting period, and how much it gained and lost on its investments.

These are the capital gains or losses resulting from securities a fund sold during the reporting period.

To safeguard the interests of shareholders, mutual funds must keep their portfolio securities in accounts at a financial institution, whose tasks include maintaining records of a fund's holdings.

Covers most activities related to managing a fund's portfolio.

Covers most activities associated with shareholders, including processing transactions in fund shares and providing services such as account statements and information.

This section gathers the totals from the first four sections in order to com-pute the net earnings or losses that resulted from a fund's operations during the reporting period. These figures also appear, in summary form, on the Statements of Changes in Net Assets.

HOW TO READ THIS REPORT Continued


[GRAPHIC OF SAMPLE OF STATEMENTS OF CHANGES IN NET ASSETS]
                                                 Table is for illustration only.


The Statements of Changes in Net Assets compare a fund's performance during the current reporting period with its performance from the previous report period.

Keep in mind that if the current report is a semiannual report, its figures are only for six months, whereas the figures for the previous period are generally for a full year.

From this section, you can see how the size of a fund was affected by investors buying and selling shares (as opposed to changes due to fund performance, shown above in "Operations").

The information shows how many shares the fund sold to investors, how many shares the fund issued in connection with investors who reinvested their divi-dends or distributions, and how many shares the fund redeemed (bought back from investors).

In funds with more than one share class, these figures are reported by class.

These are the figures for the current reporting period.

These are the figures for the previous reporting period.

GLOSSARY


ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET-BACKED SECURITIES Securities that are backed by the loans or accounts receivable of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money bor-rowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are structured as discount notes but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

-----------------------------------------------------------------------------
PORTFOLIO TERMS


To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES   Adjustable convertible extendable security
BAN    Bond anticipation note
COP    Certificate of participation
GAN    Grant anticipation note
GO     General obligation
HDA    Housing Development Authority
HFA    Housing Finance Agency
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDRB   Industrial Development Revenue Bond
M/F    Multi-family
RAN    Revenue anticipation note
RB     Revenue bond
S/F    Single-family
TAN    Tax anticipation note
TECP   Tax-exempt commercial paper
TOB    Tender option bond
TOBP   Tender option bond partnership
TRAN   Tax and revenue anticipation note
VRD    Variable-rate demand
-----------------------------------------------------------------------------

GLOSSARY Continued


DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The overall performance of an investment over a given period, including any expenses, any income or distributions paid out and any capital gain or loss (increases or decreases in portfolio value).

TAX ANTICIPATION NOTES Notes that typically are sold to finance the working capital needs of municipalities in anticipation of the receipt of property taxes on a future date.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.

CONTACT SCHWAB


The SchwabFunds(R) Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.

This report must be preceded or accompanied by a current prospectus.


METHODS FOR PLACING ORDERS

The following information outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM)
Use our automated voice service or speak to a representative.
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 800-272-4922

MAIL
Write to SchwabFunds at:
PO Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.


1 Shares of Sweep Investments(TM) may not be purchased over the Internet.


THE SCHWABFUNDS FAMILY

  STOCK FUNDS
  Schwab S&P 500 Fund
  Schwab 1000 Fund(R)
  Schwab Small-Cap Index Fund(R)
  Schwab Total Stock Market Index Fund(R)
  Schwab International Index Fund(R)
  Schwab Analytics Fund(R)
  Schwab Focus Funds
    Communications Focus Fund
    Financial Services Focus Fund
    Health Care Focus Fund
    Technology Focus Fund
  Schwab MarketManager Portfolios(R)
    Small Cap Portfolio
    International Portfolio

  ASSET ALLOCATION FUNDS
  Schwab MarketTrack Portfolios(R)
    All Equity Portfolio
    Growth Portfolio
    Balanced Portfolio
    Conservative Portfolio
  Schwab MarketManager Portfolios
    Growth Portfolio
    Balanced Portfolio

  BOND FUNDS
  Schwab Short-Term Bond Market Index Fund
  Schwab Total Bond Market Index Fund
  Schwab YieldPlus Fund(R)
  Schwab Short/Intermediate Tax-Free Bond Fund
  Schwab Long-Term Tax-Free Bond Fund
  Schwab California Short/Intermediate Tax-Free Bond Fund
  Schwab California Long-Term Tax-Free Bond Fund

  SCHWAB MONEY FUNDS
  Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 2 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.(R)


2 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]





INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR

Charles Schwab & Co., Inc.
PO Box 7575, San Francisco, CA 94120-7575


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2002 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. REG13857-04